UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and
              Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock Small Cap Index Fund
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Beneficial
                                                                                                         Interest
Mutual Fund                                                                                                (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Master Small Cap Index Series of Quantitative Master Series LLC                                         $   40,025   $  101,876,577
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments  (Cost - $83,292,877) - 100.1%                        101,876,577

                                                Liabilities in Excess of Other Assets - (0.1)%                              (72,562)
                                                                                                                     --------------
                                                Net Assets - 100.0%                                                  $  101,804,015
                                                                                                                     ==============

BlackRock Small Cap Index Fund
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
        Valuation                                                 Investments in
          Inputs                                                    Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                     $  101,876,577
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                       $  101,876,577
                                                                  ==============

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%         DG FastChannel, Inc. (a)                                             6,300         $    138,096
                                    Greenfield Online, Inc. (a)                                         11,600              201,840
                                    Harte-Hanks, Inc.                                                   15,200              157,624
                                    inVentiv Health, Inc. (a)                                           13,700              241,942
                                    Marchex, Inc. Class B                                                9,800              100,842
                                    National CineMedia, Inc.                                            17,370              191,939
                                    R.H. Donnelley Corp. (a)                                            28,000               55,720
                                    Valassis Communications, Inc. (a)                                   18,900              163,674
                                    ValueClick, Inc. (a)                                                36,480              373,190
                                                                                                                       ------------
                                                                                                                          1,624,867
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.0%                    AeroVironment, Inc. (a)                                              4,200              134,190
                                    Argon ST, Inc. (a)                                                   5,400              126,846
                                    Ascent Solar Technologies, Inc. (a)                                  3,100               18,848
                                    Curtiss-Wright Corp.                                                18,468              839,371
                                    Ducommun, Inc.                                                       4,400              105,072
                                    Heico Corp. (b)                                                      8,826              289,669
                                    LMI Aerospace, Inc. (a)                                              3,600               72,396
                                    Ladish Co., Inc. (a)                                                 6,000              121,500
                                    Moog, Inc. Class A (a)                                              17,613              755,245
                                    Orbital Sciences Corp. (a)                                          24,135              578,516
                                    Teledyne Technologies, Inc. (a)                                     14,634              836,479
                                    TransDigm Group, Inc. (a)                                           13,700              468,951
                                                                                                                       ------------
                                                                                                                          4,347,083
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &              AgFeed Industries, Inc. (a)(b)                                       8,200               64,780
Ranching - 0.1%                     Alico, Inc.                                                          1,500               71,145
                                    The Andersons, Inc.                                                  7,500              264,150
                                    Cadiz, Inc. (a)                                                      4,900               93,443
                                    Calavo Growers, Inc.                                                 4,300               53,578
                                    HQ Sustainable Maritime Industries, Inc. (a)                         2,800               14,168
                                                                                                                       ------------
                                                                                                                            561,264
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                AAR Corp. (a)                                                       15,968              264,909
                                    AirTran Holdings, Inc. (a)(b)                                       47,720              115,960
                                    Alaska Air Group, Inc. (a)                                          14,898              303,770
                                    Allegiant Travel Co. (a)                                             5,600              197,792
                                    Atlas Air Worldwide Holdings, Inc. (a)                               5,500              221,705
                                    Bristow Group, Inc. (a)                                              9,485              320,972
                                    Hawaiian Holdings, Inc. (a)                                         16,400              152,192
                                    JetBlue Airways Corp. (a)                                           71,300              352,935
                                    PHI, Inc. (a)                                                        5,600              206,808
                                    Republic Airways Holdings, Inc. (a)                                 14,400              146,736
                                    SkyWest, Inc.                                                       24,100              385,118
                                    UAL Corp. (b)                                                       50,700              445,653
                                    US Airways Group, Inc. (a)(b)                                       45,000              271,350
                                                                                                                       ------------
                                                                                                                          3,385,900
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                     Kaiser Aluminum Corp.                                                6,100              261,995
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%     ATC Technology Corp. (a)                                             8,743         $    207,559
                                    Commercial Vehicle Group, Inc. (a)                                   8,850               62,924
                                    Dorman Products, Inc. (a)                                            5,600               70,168
                                    Superior Industries International, Inc.                              9,499              182,001
                                                                                                                       ------------
                                                                                                                            522,652
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment -    American Axle & Manufacturing Holdings, Inc.                        19,000              101,840
0.4%                                Amerigon Inc. (a)                                                    9,100               59,878
                                    ArvinMeritor, Inc.                                                  30,400              396,416
                                    Dana Holding Corp. (a)                                              40,900              197,956
                                    Fuel Systems Solutions, Inc. (a)                                     5,000              172,250
                                    Hayes Lemmerz International, Inc. (a)                               41,700              113,841
                                    Lear Corp. (a)                                                      26,480              278,040
                                    Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)            28,600               36,894
                                    Sauer-Danfoss, Inc.                                                  4,473              110,438
                                    Stoneridge, Inc. (a)                                                 6,000               67,500
                                    Tenneco, Inc. (a)                                                   19,300              205,159
                                    Visteon Corp. (a)                                                   53,900              125,048
                                    Wonder Auto Technology, Inc. (a)                                     6,100               39,101
                                                                                                                       ------------
                                                                                                                          1,904,361
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%         Accuride Corp. (a)                                                  16,400               26,240
                                    Force Protection, Inc. (a)                                          28,100               75,308
                                    Modine Manufacturing Co.                                            13,294              192,497
                                    Spartan Motors, Inc.                                                13,400               42,612
                                    Wabash National Corp.                                               12,645              119,495
                                                                                                                       ------------
                                                                                                                            456,152
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%         Signature Bank (a)                                                  12,300              429,024
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Non U.S. Banks - 0.0%        Banco Latinoamericano de Exportaciones, SA 'E'                      11,300              162,946
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York             1st Source Corp.                                                     5,584              131,224
City - 6.7%                         Abington Bancorp, Inc.                                              10,080              102,010
                                    Amcore Financial, Inc.                                               9,525               88,106
                                    Ameris Bancorp                                                       6,400               95,040
                                    Ames National Corp. (b)                                              3,300               85,635
                                    Arrow Financial Corp.                                                3,800              111,758
                                    BancTrust Financial Group, Inc.                                      8,400              110,208
                                    Bancfirst Corp.                                                      2,990              144,507
                                    Bank of the Ozarks, Inc.                                             4,400              118,800
                                    BankFinancial Corp.                                                  8,100              118,908
                                    Banner Corp.                                                         4,513               54,201
                                    Beneficial Mutual Bancorp, Inc. (a)                                 13,500              170,775
                                    Boston Private Financial Holdings, Inc.                             20,833              182,080
                                    Bryn Mawr Bank Corp.                                                 3,000               65,940
                                    CVB Financial Corp.                                                 27,365              380,374
                                    Camden National Corp.                                                3,200              111,840
                                    Capital City Bank Group, Inc.                                        4,721              148,003
                                    Capitol Bancorp Ltd. (b)                                             5,900              114,991
                                    Cardinal Financial Corp.                                            10,000               80,800

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Cascade Bancorp (b)                                                  9,225         $     82,010
                                    Cathay General Bancorp                                              20,444              486,567
                                    Centerstate Banks of Florida, Inc.                                   4,200               75,054
                                    Central Pacific Financial Corp.                                     11,848              199,165
                                    Chemical Financial Corp.                                             9,848              306,667
                                    Citizens & Northern Corp. (b)                                        4,400               94,820
                                    Citizens Banking Corp. (b)                                          35,387              108,992
                                    City Holding Co.                                                     6,693              282,779
                                    CityBank                                                             5,698               88,889
                                    Clifton Savings Bancorp, Inc.                                        2,600               31,174
                                    CoBiz Financial, Inc.                                                8,826              106,000
                                    The Colonial BancGroup, Inc. (b)                                    83,400              655,524
                                    Columbia Banking System, Inc.                                        7,441              131,929
                                    Community Bank System, Inc.                                         12,400              311,860
                                    Community Trust Bancorp, Inc.                                        6,223              214,071
                                    Corus Bankshares, Inc. (b)                                          15,504               62,791
                                    East-West Bancorp, Inc. (b)                                         24,900              341,130
                                    Encore Bancshares, Inc. (a)                                          2,800               50,400
                                    Enterprise Financial Services Corp. (b)                              4,200               94,752
                                    Farmers Capital Bank Corp.                                           2,700               72,954
                                    Financial Institutions, Inc.                                         4,500               90,045
                                    First BanCorp (b)                                                   29,400              325,164
                                    First Bancorp                                                        5,036               86,116
                                    First Bancorp, Inc.                                                  3,800               74,480
                                    First Busey Corp. (b)                                               10,514              192,722
                                    First Commonwealth Financial Corp. (b)                              30,240              407,333
                                    First Community Bancshares, Inc.                                     3,794              142,351
                                    First Financial Bancorp                                             15,487              226,110
                                    First Financial Bankshares, Inc.                                     8,553              443,730
                                    First Financial Corp.                                                4,644              218,175
                                    First Merchants Corp.                                                7,546              172,049
                                    First Midwest Bancorp, Inc.                                         19,000              460,560
                                    First South Bancorp, Inc. (b)                                        3,800               65,626
                                    FirstMerit Corp.                                                    32,200              676,200
                                    Fox Chase Bancorp, Inc. (a)                                          2,500               29,250
                                    Frontier Financial Corp. (b)                                        19,466              261,428
                                    Glacier Bancorp, Inc.                                               22,264              551,479
                                    Greene County Bancshares, Inc.                                       5,400              126,954
                                    Guaranty Bancorp (a)                                                21,100              128,710
                                    Hancock Holding Co.                                                 10,654              543,354
                                    Hanmi Financial Corp.                                               15,404               77,790
                                    Harleysville National Corp.                                         12,936              219,653
                                    Heartland Financial USA, Inc. (b)                                    4,800              120,288
                                    Heritage Commerce Corp.                                              5,400               82,188
                                    Home Bancshares, Inc.                                                4,860              125,728
                                    Independent Bank Corp./MA                                            6,745              210,242
                                    Integra Bank Corp.                                                   8,574               68,421

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    International Bancshares Corp.                                      21,110         $    569,970
                                    Investors Bancorp, Inc. (a)                                         18,200              273,910
                                    Lakeland Bancorp, Inc.                                               7,605               88,902
                                    Lakeland Financial Corp.                                             5,100              111,996
                                    MB Financial, Inc.                                                  14,383              475,646
                                    MainSource Financial Group, Inc.                                     7,719              151,292
                                    Midwest Banc Holdings, Inc.                                         10,380               41,520
                                    NBT Bancorp, Inc.                                                   13,213              395,333
                                    Nara Bancorp, Inc.                                                   9,400              105,280
                                    National Penn Bancshares, Inc. (b)                                  32,865              479,829
                                    Northfield Bancorp, Inc. (a)                                         7,000               84,770
                                    Old National Bancorp (b)                                            27,395              548,448
                                    Old Second Bancorp, Inc. (b)                                         5,722              105,971
                                    Oriental Financial Group                                            10,018              178,921
                                    PacWest Bancorp                                                     10,111              289,073
                                    Pacific Capital Bancorp                                             19,062              387,912
                                    Pacific Continental Corp.                                            4,700               68,808
                                    Park National Corp. (b)                                              4,515              352,170
                                    Peapack-Gladstone Financial Corp. (b)                                3,400              113,900
                                    Pennsylvania Commerce Bancorp, Inc. (a)                              2,800               83,468
                                    Peoples Bancorp, Inc.                                                4,210               91,652
                                    Pinnacle Financial Partners, Inc. (a)                                9,300              286,440
                                    Piper Jaffray Cos. (a)                                               7,700              333,025
                                    Premierwest Bancorp (b)                                              9,600               77,472
                                    PrivateBancorp, Inc. (b)                                             8,296              345,611
                                    Prosperity Bancshares, Inc.                                         16,200              550,638
                                    Provident Bankshares Corp.                                          12,124              117,724
                                    Renasant Corp.                                                       8,698              188,834
                                    Republic Bancorp, Inc. Class A                                       3,354              101,693
                                    S&T Bancorp, Inc.                                                    9,863              363,254
                                    SCBT Financial Corp.                                                 3,963              149,009
                                    SVB Financial Group (a)                                             11,900              689,248
                                    SY Bancorp, Inc.                                                     5,530              169,329
                                    Sandy Spring Bancorp, Inc.                                           6,814              150,589
                                    Santander BanCorp                                                    1,203               12,992
                                    Seacoast Banking Corp. of Florida (b)                                6,258               67,148
                                    Shore Bancshares, Inc.                                               4,000              102,800
                                    Sierra Bancorp                                                       3,500               73,010
                                    Simmons First National Corp. Class A                                 5,700              202,920
                                    Smithtown Bancorp, Inc.                                              4,100               92,250
                                    The South Financial Group, Inc. (b)                                 30,100              220,633
                                    Southside Bancshares, Inc.                                           5,049              127,235
                                    Southwest Bancorp, Inc.                                              6,000              106,020
                                    State Bancorp, Inc.                                                  5,900               87,910
                                    StellarOne Corp.                                                     9,300              192,231
                                    Sterling Bancshares, Inc.                                           30,214              315,736
                                    Suffolk Bancorp                                                      4,000              157,640

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Sun Bancorp, Inc. (a)                                                5,728         $     77,614
                                    Susquehanna Bancshares, Inc.                                        35,556              694,053
                                    Texas Capital Bancshares, Inc. (a)                                  10,261              213,018
                                    Tompkins Trustco, Inc.                                               2,440              123,220
                                    Towne Bank (b)                                                       8,600              189,200
                                    Trico Bancshares                                                     5,778              124,400
                                    TrustCo Bank Corp. NY                                               31,261              366,066
                                    Trustmark Corp.                                                     20,427              423,656
                                    UCBH Holdings, Inc.                                                 43,200              276,912
                                    UMB Financial Corp.                                                 12,852              674,987
                                    Umpqua Holdings Corp. (b)                                           24,780              364,514
                                    Union Bankshares Corp.                                               4,800              115,200
                                    United Bankshares, Inc.                                             15,600              546,000
                                    United Community Banks, Inc. (b)                                    16,728              221,809
                                    United Financial Bancorp, Inc.                                       7,300              108,405
                                    United Security Bancshares (b)                                       2,800               45,808
                                    Univest Corp. of Pennsylvania                                        5,050              186,850
                                    Washington Trust Bancorp, Inc.                                       4,700              125,020
                                    WesBanco, Inc.                                                      10,963              291,835
                                    West Bancorp., Inc.                                                  7,600               99,028
                                    West Coast Bancorp                                                   7,400              108,484
                                    Westamerica Bancorp.                                                11,483              660,617
                                    Western Alliance Bancorp (a)(b)                                      7,000              108,220
                                    Wilshire Bancorp, Inc.                                               7,800               94,926
                                    Wintrust Financial Corp.                                             9,000              264,150
                                    Yardkin Valley Financial Corp.                                       5,700               96,672
                                                                                                                       ------------
                                                                                                                         29,219,700
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) -      Boston Beer Co., Inc. Class A (a)                                    3,500              166,215
0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%        Coca-Cola Bottling Co. Consolidated                                  1,687               73,654
                                    Farmer Bros. Co.                                                     2,010               49,989
                                    Green Mountain Coffee Roasters, Inc. (a)(b)                          7,100              279,314
                                    National Beverage Corp. (a)                                          2,708               24,020
                                    Peet's Coffee & Tea, Inc. (a)                                        5,800              161,936
                                                                                                                       ------------
                                                                                                                            588,913
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &            AMAG Pharmaceuticals, Inc. (a)                                       6,660              257,942
Production - 3.6%                   Acadia Pharmaceuticals, Inc. (a)                                    13,500               36,180
                                    Accelrys, Inc. (a)                                                  13,500               74,115
                                    Acorda Therapeutics, Inc. (a)                                       14,700              350,595
                                    Albany Molecular Research, Inc. (a)                                  9,687              175,238
                                    Alexion Pharmaceuticals, Inc. (a)                                   31,160            1,224,588
                                    Allos Therapeutics, Inc. (a)                                        21,900              162,279
                                    Alnylam Pharmaceuticals, Inc. (a)(b)                                14,700              425,565
                                    American Oriental Bioengineering, Inc. (a)(b)                       25,500              165,495
                                    Amicus Therapeutics, Inc. (a)                                        2,300               34,776
                                    Arena Pharmaceuticals, Inc. (a)                                     30,500              152,500

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Ariad Pharmaceuticals, Inc. (a)                                     28,619         $     70,689
                                    Arqule, Inc. (a)                                                    18,800               60,536
                                    Array Biopharma, Inc. (a)                                           19,600              150,528
                                    ArthroCare Corp. (a)(b)                                             11,020              305,474
                                    Avant Immunotherapeutics, Inc. (a)                                   6,200               72,106
                                    Biodel, Inc. (a)                                                     4,400               14,740
                                    Caliper Life Sciences, Inc. (a)                                     23,200               64,960
                                    Celera Corp. (a)                                                    33,000              509,850
                                    Cell Genesys, Inc. (a)(b)                                           35,324               20,841
                                    Cougar Biotechnology, Inc. (a)                                       6,200              207,018
                                    Cubist Pharmaceuticals, Inc. (a)                                    23,267              517,225
                                    Cypress Bioscience, Inc. (a)                                        15,500              113,925
                                    Cytokinetics, Inc. (a)                                              11,900               56,406
                                    Cytori Therapeutics, Inc. (a)                                        8,200               43,296
                                    Discovery Laboratories, Inc. (a)(b)                                 39,800               74,426
                                    Dyax Corp. (a)                                                      22,900              100,760
                                    Enzon Pharmaceuticals, Inc. (a)(b)                                  18,500              136,530
                                    Exelixis, Inc. (a)                                                  43,418              263,981
                                    Genomic Health, Inc. (a)                                             5,800              131,370
                                    Geron Corp. (a)(b)                                                  32,129              126,910
                                    Halozyme Therapeutics, Inc. (a)                                     25,100              184,234
                                    Human Genome Sciences, Inc. (a)                                     56,000              355,600
                                    Idenix Pharmaceuticals, Inc. (a)                                    10,300               74,469
                                    Idera Pharmaceuticals, Inc. (a)                                      8,500              119,595
                                    Immunomedics, Inc. (a)                                              27,400               48,772
                                    Incyte Corp. (a)                                                    29,924              228,919
                                    Integra LifeSciences Holdings Corp. (a)                              7,400              325,822
                                    InterMune, Inc. (a)(b)                                              13,014              222,670
                                    Kendle International, Inc. (a)                                       5,400              241,434
                                    Kensey Nash Corp. (a)                                                3,000               94,380
                                    Lexicon Genetics, Inc. (a)                                          33,100               58,918
                                    Life Sciences Research, Inc. (a)                                     3,600              126,000
                                    MannKind Corp. (a)(b)                                               21,150               81,639
                                    Marshall Edwards, Inc. (a)                                           6,400               13,760
                                    Martek Biosciences Corp.                                            13,200              414,744
                                    Maxygen, Inc. (a)                                                    9,701               41,035
                                    Medivation, Inc. (a)(b)                                             10,500              277,830
                                    Metabolix, Inc. (a)                                                  7,800               84,864
                                    Momenta Pharmaceuticals, Inc. (a)                                   10,100              132,411
                                    Myriad Genetics, Inc. (a)                                           18,000            1,167,840
                                    NPS Pharmaceuticals, Inc. (a)                                       19,500              139,230
                                    Nabi Biopharmaceuticals (a)                                         21,454               99,976
                                    Nanosphere, Inc. (a)                                                 5,500               46,915
                                    Neurocrine Biosciences, Inc. (a)                                    15,900               74,571
                                    OMRIX Biopharmaceuticals, Inc. (a)                                   5,900              105,846
                                    OSI Pharmaceuticals, Inc. (a)                                       23,100            1,138,599
                                    Opko Health, Inc. (a)                                               19,700               34,475

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Orexigen Therapeutics, Inc. (a)                                      8,300         $     89,557
                                    Osiris Therapeutics, Inc. (a)(b)                                     5,700              109,953
                                    PDL BioPharma, Inc.                                                 49,300              458,983
                                    PharmaNet Development Group, Inc. (a)                                7,950               57,399
                                    Progenics Pharmaceuticals, Inc. (a)                                 11,000              146,410
                                    Protalix BioTherapeutics, Inc. (a)                                   4,560               10,169
                                    RTI Biologics, Inc. (a)                                             22,200              207,570
                                    Repligen Corp. (a)                                                  12,800               60,288
                                    Rexahn Pharmaceuticals, Inc. (a)                                    12,400               15,996
                                    Rigel Pharmaceuticals, Inc. (a)                                     15,070              351,885
                                    Sangamo Biosciences, Inc. (a)(b)                                    15,100              116,270
                                    Savient Pharmaceuticals, Inc. (a)                                   22,428              334,401
                                    Seattle Genetics, Inc. (a)                                          25,000              267,500
                                    Sequenom, Inc. (a)                                                  22,600              601,612
                                    Sucampo Pharmaceuticals, Inc. Class A (a)                            4,200               35,826
                                    Synta Pharmaceuticals Corp. (a)(b)                                   6,900               52,578
                                    Targacept, Inc. (a)                                                  7,500               43,575
                                    Tercica, Inc. (a)                                                    8,400               75,096
                                    VNUS Medical Technologies, Inc. (a)                                  5,400              113,022
                                    ViroPharma, Inc. (a)                                                28,900              379,168
                                    XOMA Ltd. (a)                                                       54,500              114,450
                                    ZymoGenetics, Inc. (a)                                              15,400              102,564
                                                                                                                       ------------
                                                                                                                         15,779,664
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%           Ameron International Corp.                                           3,800              272,270
                                    LSI Industries, Inc.                                                 7,712               63,778
                                    NCI Building Systems, Inc. (a)                                       8,168              259,334
                                    Quanex Building Products Corp.                                      15,310              233,324
                                    Simpson Manufacturing Co., Inc.                                     15,332              415,344
                                    Texas Industries, Inc.                                               9,605              392,460
                                    Trex Co., Inc. (a)(b)                                                6,309              114,256
                                    Watsco, Inc.                                                         9,665              485,956
                                    Zoltek Cos., Inc. (a)(b)                                            11,400              195,054
                                                                                                                       ------------
                                                                                                                          2,431,776
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%             U.S. Concrete, Inc. (a)                                             16,200               72,414
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing -      Aaon, Inc.                                                           5,550              100,954
0.1%                                Interline Brands, Inc. (a)                                          13,400              217,214
                                                                                                                       ------------
                                                                                                                            318,168
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%      Builders FirstSource, Inc. (a)(b)                                    6,600               39,534
                                    Comfort Systems USA, Inc.                                           16,600              221,776
                                    Drew Industries, Inc. (a)                                            8,100              138,591
                                    Griffon Corp. (a)                                                   16,255              146,620
                                    Orion Marine Group, Inc. (a)                                         8,900               93,361
                                                                                                                       ------------
                                                                                                                            639,882
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard -     Beacon Roofing Supply, Inc. (a)(b)                                  18,250              285,065
0.1%                                China Architectural Engineering, Inc. (a)                            7,700               54,593
                                                                                                                       ------------
                                                                                                                            339,658
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%    Charter Communications, Inc. Class A (a)(b)                        168,400         $    122,932
                                    Crown Media Holdings, Inc. Class A (a)                               4,498               22,625
                                    Mediacom Communications Corp. Class A (a)                           16,300               96,496
                                    TiVo, Inc. (a)(b)                                                   42,094              308,128
                                                                                                                       ------------
                                                                                                                            550,181
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.5%           Ameristar Casinos, Inc.                                             10,500              148,995
                                    Bally Technologies, Inc. (a)                                        22,600              684,328
                                    Churchill Downs, Inc.                                                3,932              192,589
                                    Dover Downs Gaming & Entertainment, Inc.                             5,805               45,163
                                    Elixir Gaming Technologies, Inc. (a)(b)                             38,000               12,540
                                    Isle of Capri Casinos, Inc. (a)                                      6,475               58,405
                                    Monarch Casino & Resort, Inc. (a)                                    5,200               59,228
                                    Pinnacle Entertainment, Inc. (a)                                    24,794              187,443
                                    Riviera Holdings Corp. (a)                                           4,100               30,135
                                    Shuffle Master, Inc. (a)                                            19,000               96,710
                                    WMS Industries, Inc. (a)                                            18,118              553,867
                                                                                                                       ------------
                                                                                                                          2,069,403
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                    Aceto Corp.                                                         10,100               96,859
                                    American Vanguard Corp.                                              7,533              113,598
                                    Arch Chemicals, Inc.                                                10,256              362,037
                                    Balchem Corp.                                                        7,500              200,025
                                    Cabot Microelectronics Corp. (a)                                     9,600              307,968
                                    Calgon Carbon Corp. (a)                                             16,901              344,104
                                    Cambrex Corp. (a)                                                   11,985               73,708
                                    China BAK Battery, Inc. (a)                                         12,500               45,000
                                    EnerSys (a)                                                         11,400              224,694
                                    Energy Conversion Devices, Inc. (a)                                 18,364            1,069,703
                                    Exide Technologies (a)                                              31,100              229,518
                                    Hercules, Inc.                                                      46,700              924,193
                                    ICO Inc. (a)                                                        11,400               63,954
                                    Innophos Holdings, Inc.                                              4,300              104,834
                                    Innospec, Inc.                                                       9,700              116,982
                                    LSB Industries, Inc. (a)                                             7,200               99,720
                                    Landec Corp. (a)                                                     9,300               76,167
                                    Medis Technologies Ltd. (a)(b)                                      10,641               19,154
                                    NL Industries, Inc.                                                  2,834               29,105
                                    NewMarket Corp.                                                      5,600              294,336
                                    OM Group, Inc. (a)                                                  12,100              272,250
                                    Penford Corp.                                                        3,800               67,222
                                    PolyOne Corp. (a)                                                   38,567              248,757
                                    Polypore International, Inc. (a)                                     6,600              141,966
                                    Quaker Chemical Corp.                                                4,200              119,532
                                    Rockwood Holdings, Inc. (a)                                         17,200              441,352
                                    Schulman A, Inc.                                                    11,206              221,655
                                    ShengdaTech, Inc. (a)(b)                                            12,300               86,100
                                    Solutia, Inc. (a)                                                   37,700              527,800

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Stepan Co.                                                           2,655         $    144,883
                                    Ultralife Batteries, Inc. (a)                                        5,200               40,300
                                    Valence Technology, Inc. (a)(b)                                     20,800               71,760
                                    W.R. Grace & Co. (a)                                                29,800              450,576
                                    Westlake Chemical Corp.                                              7,900              166,137
                                    Zep, Inc.                                                            8,680              153,115
                                                                                                                       ------------
                                                                                                                          7,949,064
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                         International Coal Group, Inc. (a)(b)                               52,500              327,600
                                    James River Coal Co. (a)                                            10,500              230,895
                                    National Coal Corp. (a)(b)                                          10,600               55,438
                                    Westmoreland Coal Co. (a)                                            3,900               61,620
                                                                                                                       ------------
                                                                                                                            675,553
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information              Arbitron, Inc.                                                      11,158              498,651
Services - 0.2%                     HSW International, Inc. (a)                                         11,600               30,160
                                    infoGROUP, Inc.                                                     12,261               81,045
                                    LECG Corp. (a)                                                      10,600               85,542
                                    LoopNet, Inc. (a)                                                   12,100              118,943
                                                                                                                       ------------
                                                                                                                            814,341
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%       Entravision Communications Corp. Class A (a)                        24,500               65,905
                                    Knology, Inc. (a)                                                   11,700               94,419
                                                                                                                       ------------
                                                                                                                            160,324
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.7%    3Com Corp. (a)                                                     166,500              387,945
                                    Acme Packet, Inc. (a)                                               11,200               64,176
                                    Adtran, Inc.                                                        21,900              426,831
                                    Anaren, Inc. (a)                                                     4,522               45,898
                                    Anixter International, Inc. (a)                                     11,872              706,503
                                    Aruba Networks, Inc. (a)(b)                                         21,600              110,808
                                    Atheros Communications, Inc. (a)                                    24,500              577,710
                                    Avanex Corp. (a)                                                     5,320               24,898
                                    Avocent Corp. (a)                                                   18,450              377,487
                                    Bel Fuse, Inc.                                                       4,859              138,336
                                    BigBand Networks, Inc. (a)                                          13,600               50,184
                                    Black Box Corp.                                                      7,188              248,202
                                    CPI International, Inc. (a)                                          3,700               53,576
                                    CSG Systems International, Inc. (a)                                 13,500              236,655
                                    Cbeyond Communications, Inc. (a)                                     9,900              142,461
                                    Cogent Communications Group, Inc. (a)(b)                            19,700              152,084
                                    Cogo Group, Inc. (a)                                                10,600               55,862
                                    Comtech Telecommunications Corp. (a)                                10,025              493,631
                                    Digi International, Inc. (a)                                        10,600              108,120
                                    EMS Technologies, Inc. (a)                                           6,400              142,784
                                    Echelon Corp. (a)(b)                                                12,213              120,664
                                    Entrust, Inc. (a)                                                   25,200               54,180
                                    Extreme Networks, Inc. (a)                                          42,400              142,888
                                    Finisar Corp. (a)(b)                                               163,819              165,457
                                    Foundry Networks, Inc. (a)                                          60,300            1,098,063

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    GeoEye, Inc. (a)                                                     6,900         $    152,697
                                    Globecomm Systems Inc. (a)                                           8,300               72,542
                                    Harmonic, Inc. (a)                                                  38,896              328,671
                                    Harris Stratex Networks, Inc. Class A (a)                           10,250               80,053
                                    Hughes Communications, Inc. (a)                                      3,000              110,100
                                    Infinera Corp. (a)(b)                                               38,300              366,148
                                    InterDigital, Inc. (a)                                              18,700              449,735
                                    Ixia (a)                                                            17,329              127,715
                                    j2 Global Communications, Inc. (a)                                  18,300              427,305
                                    Loral Space & Communications Ltd. (a)                                4,400               64,988
                                    NETGEAR, Inc. (a)                                                   14,600              219,000
                                    Nextwave Wireless, Inc. (a)(b)                                      19,900               11,940
                                    Novatel Wireless, Inc. (a)                                          10,800               65,448
                                    Oplink Communications, Inc. (a)                                      8,602              103,826
                                    SeaChange International, Inc. (a)                                   12,800              123,648
                                    Secure Computing Corp. (a)                                          21,738              119,124
                                    Shoretel, Inc. (a)                                                  17,900              102,746
                                    Sonus Networks, Inc. (a)(b)                                         84,100              242,208
                                    Standard Microsystems Corp. (a)                                      9,310              232,564
                                    Starent Networks Corp. (a)                                          12,300              159,162
                                    Switch and Data Facilities Co., Inc. (a)                             8,500              105,825
                                    Sycamore Networks, Inc. (a)                                         78,900              254,847
                                    Syniverse Holdings, Inc. (a)                                        21,200              352,132
                                    TIBCO Software, Inc. (a)                                            77,000              563,640
                                    Tekelec (a)                                                         26,900              376,331
                                    Terremark Worldwide, Inc. (a)(b)                                    21,830              149,972
                                    UTStarcom, Inc. (a)                                                 45,600              153,672
                                    Viasat, Inc. (a)                                                    10,501              247,614
                                    Vonage Holdings Corp. (a)(b)                                        24,300               24,543
                                                                                                                       ------------
                                                                                                                         11,913,599
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &        3PAR, Inc. (a)                                                      11,200               72,240
Systems - 5.5%                      ACI Worldwide, Inc. (a)                                             14,185              248,521
                                    Actuate Corp. (a)                                                   25,000               87,500
                                    Acxiom Corp.                                                        25,200              316,008
                                    American Reprographics Co. (a)                                      15,000              258,750
                                    American Software Class A                                           12,100               65,945
                                    ArcSight, Inc. (a)                                                   1,600               12,208
                                    Ariba, Inc. (a)                                                     35,280              498,506
                                    Art Technology Group, Inc. (a)                                      53,100              186,912
                                    AsiaInfo Holdings, Inc. (a)                                         14,300              131,274
                                    BearingPoint, Inc. (a)                                              89,900               46,748
                                    Blackbaud, Inc.                                                     18,426              339,960
                                    Blackboard, Inc. (a)                                                12,800              515,712
                                    Blue Coat Systems, Inc. (a)                                         13,700              194,403
                                    Bottomline Technologies, Inc. (a)                                    9,100               94,640
                                    CACI International, Inc. Class A (a)                                12,400              621,240
                                    COMSYS IT Partners, Inc. (a)                                         6,000               58,320

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Callidus Software Inc. (a)                                          13,400         $     53,064
                                    China Fire & Security Group, Inc. (a)                                5,800               60,958
                                    China Information Security Technology, Inc. (a)                      9,500               44,650
                                    Chordiant Software, Inc. (a)                                        12,440               63,817
                                    Ciber, Inc. (a)                                                     22,102              154,493
                                    ComScore, Inc. (a)                                                   7,400              130,462
                                    CommVault Systems, Inc. (a)                                         17,700              213,285
                                    Compellent Technologies, Inc. (a)                                    5,800               71,920
                                    Comverge, Inc. (a)                                                   9,000               41,400
                                    Concur Technologies, Inc. (a)                                       17,600              673,376
                                    Constant Contact, Inc. (a)(b)                                        8,400              143,388
                                    DMRC Corp. (a)                                                       2,657               30,969
                                    DealerTrack Holdings, Inc. (a)                                      17,600              296,384
                                    Delrek, Inc. (a)                                                     4,100               24,928
                                    DemandTec, Inc. (a)                                                  8,100               72,981
                                    Digital River, Inc. (a)                                             14,700              476,280
                                    DivX, Inc. (a)                                                      11,000               71,170
                                    Double-Take Software, Inc. (a)                                       7,100               70,645
                                    EPIQ Systems, Inc. (a)                                              14,617              198,791
                                    Ebix, Inc. (a)                                                         800               75,168
                                    Electronics for Imaging, Inc. (a)                                   21,939              305,610
                                    Ener1, Inc. (a)(b)                                                  14,800              115,588
                                    Epicor Software Corp. (a)                                           24,500              193,305
                                    Gartner, Inc. Class A (a)                                           24,479              555,184
                                    Guidance Software, Inc. (a)                                          3,800               17,822
                                    The Hackett Group, Inc. (a)                                         17,000               92,480
                                    i2 Technologies, Inc. (a)                                            6,500               87,685
                                    iGate Corp. (a)                                                      8,000               69,360
                                    Informatica Corp. (a)                                               36,600              475,434
                                    Integral Systems, Inc. (a)                                           5,982              124,246
                                    Interactive Intelligence, Inc. (a)                                   5,700               51,414
                                    Internet Brands, Inc. Class A (a)                                    9,200               64,124
                                    Internet Capital Group, Inc. (a)                                    16,000              129,760
                                    Interwoven, Inc. (a)                                                18,825              265,809
                                    JDA Software Group, Inc. (a)                                        10,608              161,348
                                    Kenexa Corp. (a)                                                     9,300              146,847
                                    Keynote Systems, Inc. (a)                                            5,700               75,525
                                    Lawson Software, Inc. (a)                                           51,200              358,400
                                    Limelight Networks, Inc. (a)                                         9,200               23,000
                                    MSC.Software Corp. (a)                                              18,600              199,020
                                    Macrovision Solutions Corp. (a)                                     34,108              524,581
                                    Magma Design Automation, Inc. (a)                                   17,300               69,546
                                    Manhattan Associates, Inc. (a)                                      10,139              226,505
                                    Mantech International Corp. Class A (a)                              8,500              503,965
                                    Mastech Holdings, Inc. (a)                                             533                4,053
                                    Mentor Graphics Corp. (a)                                           37,500              425,625
                                    Mercadolibre, Inc. (a)                                              10,500              213,675

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Mercury Computer Systems, Inc. (a)                                   9,356         $     83,268
                                    MicroStrategy, Inc. Class A (a)                                      3,700              220,261
                                    Micros Systems, Inc. (a)                                            33,596              895,669
                                    Moduslink Global Solutions, Inc. (a)                                20,280              194,891
                                    Monotype Imaging Holdings, Inc. (a)                                  6,200               69,006
                                    Ness Technologies, Inc. (a)                                         16,200              185,814
                                    NetScout Systems, Inc. (a)                                          12,200              129,808
                                    NetSuite, Inc. (a)(b)                                                2,500               45,050
                                    Netezza Corp. (a)                                                   16,300              172,943
                                    Omniture, Inc. (a)                                                  25,802              473,725
                                    OpenTV Corp. (a)                                                    41,200               58,092
                                    Opnet Technologies, Inc. (a)                                         5,400               65,772
                                    PC-Tel, Inc.                                                         8,600               80,152
                                    PROS Holdings, Inc. (a)                                              5,300               49,767
                                    Parametric Technology Corp. (a)                                     46,660              858,544
                                    Pegasystems, Inc.                                                    5,200               67,132
                                    Progress Software Corp. (a)                                         17,108              444,637
                                    QAD, Inc.                                                            3,400               23,528
                                    Quest Software, Inc. (a)                                            29,900              379,431
                                    Rackspace Hosting, Inc. (a)                                          5,700               55,689
                                    RealNetworks, Inc. (a)                                              37,400              189,992
                                    RightNow Technologies, Inc. (a)                                     11,500              144,555
                                    SAVVIS, Inc. (a)                                                    15,480              208,051
                                    SI International, Inc. (a)                                           5,500              165,275
                                    SPSS, Inc. (a)                                                       7,389              216,941
                                    SRA International, Inc. Class A (a)                                 17,600              398,288
                                    SYKES Enterprises, Inc. (a)                                         13,661              299,996
                                    SYNNEX Corp. (a)                                                     7,200              160,848
                                    Sapient Corp. (a)                                                   36,292              269,650
                                    Sigma Designs, Inc. (a)(b)                                           9,900              140,778
                                    Smith Micro Software, Inc. (a)                                      12,600               89,460
                                    Solera Holdings, Inc. (a)                                           21,300              611,736
                                    SonicWALL, Inc. (a)                                                 23,741              124,403
                                    Sourcefire, Inc. (a)                                                 8,700               63,423
                                    Stanley, Inc. (a)                                                    3,600              132,876
                                    SuccessFactors, Inc. (a)(b)                                          9,400              102,460
                                    SupportSoft, Inc. (a)                                               19,000               57,000
                                    Sybase, Inc. (a)                                                    32,100              982,902
                                    Synchronoss Technologies, Inc. (a)                                   9,100               85,631
                                    Syntel, Inc.                                                         5,283              129,434
                                    Taleo Corp. Class A (a)                                             10,000              198,900
                                    TechTarget, Inc. (a)                                                 5,700               39,900
                                    TeleCommunication Systems, Inc. Class A (a)                         13,900               96,049
                                    Tyler Technologies, Inc. (a)                                        15,700              238,169
                                    Ultimate Software Group, Inc. (a)                                   10,200              275,400
                                    Unica Corp. (a)                                                      4,600               36,064
                                    VASCO Data Security International, Inc. (a)                         11,100              114,996

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    VeriFone Holdings, Inc. (a)                                         28,200         $    466,428
                                    Vignette Corp. (a)                                                  10,180              109,333
                                    Virtusa Corp. (a)                                                    3,600               23,436
                                    Websense, Inc. (a)                                                  18,602              415,755
                                    Website Pros, Inc. (a)                                              11,400               61,560
                                    Wind River Systems, Inc. (a)                                        29,700              297,000
                                    Zoran Corp. (a)                                                     21,408              174,689
                                                                                                                       ------------
                                                                                                                         23,871,484
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%          Adaptec, Inc. (a)                                                   49,900              163,672
                                    Advanced Analogic Technologies, Inc. (a)                            18,900               87,885
                                    Cray, Inc. (a)                                                      15,300               79,254
                                    Data Domain, Inc. (a)(b)                                            13,600              302,872
                                    Emulex Corp. (a)                                                    34,300              365,981
                                    FalconStor Software, Inc. (a)                                       15,809               84,736
                                    Hutchinson Technology, Inc. (a)                                      9,717              112,523
                                    Imation Corp.                                                       11,200              253,008
                                    Immersion Corp. (a)                                                 12,600               73,332
                                    Intermec, Inc. (a)                                                  25,409              499,033
                                    Isilon Systems, Inc. (a)(b)                                         11,400               50,274
                                    NCI, Inc. Class A (a)                                                2,200               62,656
                                    Palm, Inc. (b)                                                      44,288              264,399
                                    Perot Systems Corp. Class A (a)                                     35,700              619,395
                                    Phoenix Technologies Ltd. (a)                                       11,400               91,086
                                    Quantum Corp. (a)                                                   84,800               89,040
                                    Rackable Systems, Inc. (a)(b)                                       12,200              119,682
                                    Radiant Systems, Inc. (a)                                           11,400               99,066
                                    Radisys Corp. (a)                                                    9,242               79,481
                                    Rimage Corp. (a)                                                     4,600               64,216
                                    Riverbed Technology, Inc. (a)                                       22,200              277,944
                                    STEC, Inc. (a)                                                      10,800               83,160
                                    Safeguard Scientifics, Inc. (a)                                     45,100               56,375
                                    Stratasys, Inc. (a)                                                  8,500              148,495
                                    Synaptics, Inc. (a)                                                 13,500              407,970
                                    Trident Microsystems, Inc. (a)                                      25,200               60,480
                                                                                                                       ------------
                                                                                                                          4,596,015
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                 Brookfield Homes Corp. (b)                                           3,851               55,300
                                    EMCOR Group, Inc. (a)                                               28,072              738,855
                                    Granite Construction, Inc.                                          13,671              489,695
                                    Great Lakes Dredge & Dock Corp.                                     16,400              103,484
                                    Perini Corp. (a)                                                    20,000              515,800
                                    Sterling Construction Co., Inc. (a)                                  4,800               77,760
                                                                                                                       ------------
                                                                                                                          1,980,894
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%         DTS, Inc. (a)                                                        7,400              205,942
                                    EarthLink, Inc. (a)                                                 45,300              385,050
                                    InfoSpace, Inc.                                                     14,200              154,070
                                    Internap Network Services Corp. (a)                                 20,790               72,349

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Midway Games, Inc. (a)(b)                                            7,774         $     18,424
                                    NIC, Inc.                                                           16,500              113,850
                                    NetFlix, Inc. (a)(b)                                                16,700              515,696
                                    ParkerVision, Inc. (a)(b)                                            9,500               95,000
                                    Protection One, Inc. (a)(b)                                          1,200               10,572
                                    THQ, Inc. (a)                                                       27,537              331,545
                                    Take-Two Interactive Software, Inc.                                 31,800              521,520
                                    United Online, Inc.                                                 32,128              302,324
                                    Universal Electronics, Inc. (a)                                      5,886              147,032
                                                                                                                       ------------
                                                                                                                          2,873,374
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%            American Greetings Corp. Class A                                    20,200              308,858
                                    Blyth, Inc.                                                         10,100              114,534
                                    CSS Industries, Inc.                                                 3,191               82,136
                                    Citi Trends, Inc. (a)                                                5,900               96,111
                                    Mannatech, Inc. (b)                                                  7,600               30,400
                                    Matthews International Corp. Class A                                12,873              653,176
                                    Nautilus, Inc. (a)                                                   9,363               42,789
                                    RC2 Corp. (a)                                                        7,213              144,260
                                    Smith & Wesson Holding Corp. (a)                                    14,500               54,230
                                    Spectrum Brands, Inc. (a)                                           18,400               25,576
                                    Tupperware Corp.                                                    24,974              690,032
                                    USANA Health Sciences, Inc. (a)(b)                                   3,900              159,861
                                                                                                                       ------------
                                                                                                                          2,401,963
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:             Bway Holding Co. (a)                                                 3,000               35,190
Metals & Glass - 0.2%               Mobile Mini, Inc. (a)                                               14,342              277,231
                                    Silgan Holdings, Inc.                                               10,400              531,336
                                                                                                                       ------------
                                                                                                                            843,757
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:             AEP Industries, Inc. (a)                                             2,500               50,000
Paper & Plastic - 0.1%              Graphic Packaging Holding Co. (a)                                   59,600              149,000
                                    Myers Industries, Inc.                                              11,652              146,932
                                                                                                                       ------------
                                                                                                                            345,932
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                    Elizabeth Arden, Inc. (a)                                           10,093              198,126
                                    Helen of Troy Ltd. (a)                                              12,500              284,625
                                    Inter Parfums, Inc.                                                  5,850               79,326
                                    Nu Skin Enterprises, Inc. Class A                                   20,426              331,310
                                    Ulta Salon Cosmetics & Fragrance, Inc. (a)                           8,400              111,552
                                                                                                                       ------------
                                                                                                                          1,004,939
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    BGC Partners, Inc.                                                  11,523               49,434
0.6%                                Broadpoint Securities Group, Inc. (a)                                9,100               26,390
                                    Cardtronics, Inc. (a)                                                3,800               29,868
                                    China Direct, Inc. (a)                                               2,600               10,972
                                    Doral Financial Corp. (a)(b)                                         2,200               24,024
                                    Duff & Phelps Corp. (a)                                              4,400               92,532
                                    Euronet Worldwide, Inc. (a)                                         19,450              325,399
                                    Evercore Partners, Inc. Class A                                      4,400               79,112
                                    F.N.B. Corp.                                                        35,497              567,242

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    FCStone Group, Inc. (a)                                              9,400         $    169,106
                                    Greenhill & Co., Inc. (b)                                            7,200              531,000
                                    Huron Consulting Group, Inc. (a)                                     8,300              472,934
                                    Interactive Brokers Group, Inc. Class A (a)                         16,800              372,456
                                    Oritani Financial Corp. (a)                                          4,900               82,565
                                                                                                                       ------------
                                                                                                                          2,833,034
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &             Acuity Brands, Inc.                                                 16,160              674,842
Processing - 1.0%                   Barnes Group, Inc.                                                  19,714              398,617
                                    Brady Corp.                                                         20,794              733,612
                                    Clarcor, Inc.                                                       20,810              789,740
                                    Hexcel Corp. (a)                                                    39,662              542,973
                                    Koppers Holdings, Inc.                                               8,600              321,726
                                    Olin Corp.                                                          30,014              582,272
                                    Tredegar Corp.                                                       9,945              176,922
                                                                                                                       ------------
                                                                                                                          4,220,704
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains -       Arden Group, Inc. Class A                                              332               48,346
0.8%                                Casey's General Stores, Inc.                                        20,907              630,764
                                    The Great Atlantic & Pacific Tea Co., Inc. (a)                      14,527              157,182
                                    Ingles Markets, Inc. Class A                                         5,164              117,894
                                    Longs Drug Stores Corp.                                             12,483              944,214
                                    Nash Finch Co.                                                       5,277              227,544
                                    Ruddick Corp.                                                       17,369              563,624
                                    Spartan Stores, Inc.                                                 9,000              223,920
                                    Susser Holdings Corp. (a)                                            3,200               48,192
                                    Village Super Market, Inc. Class A                                     900               42,903
                                    Weis Markets, Inc.                                                   4,600              165,646
                                    Winn-Dixie Stores, Inc. (a)                                         22,300              309,970
                                                                                                                       ------------
                                                                                                                          3,480,199
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.9%      Acura Pharmaceuticals, Inc. (a)                                      3,400               23,902
                                    Adolor Corp. (a)                                                    19,000               65,550
                                    Affymax, Inc. (a)                                                    4,300               85,355
                                    Akorn, Inc. (a)(b)                                                  23,300              119,529
                                    Alexza Pharmaceuticals, Inc. (a)                                     9,700               47,918
                                    Alkermes, Inc. (a)                                                  39,500              525,350
                                    Alpharma, Inc. Class A (a)(c)                                       17,425              642,808
                                    Ardea Biosciences, Inc. (a)                                          4,500               62,235
                                    Auxilium Pharmaceuticals, Inc. (a)                                  17,000              550,800
                                    BMP Sunstone Corp. (a)(b)                                            9,600               66,624
                                    BioForm Medical, Inc. (a)                                            9,000               35,280
                                    CV Therapeutics, Inc. (a)                                           25,100              271,080
                                    Cadence Pharmaceuticals, Inc. (a)                                    8,400               74,592
                                    Caraco Pharmaceutical Laboratories Ltd. (a)                          3,700               46,287
                                    Chattem, Inc. (a)(b)                                                 6,800              531,624
                                    China Sky One Medical, Inc. (a)(b)                                   3,100               37,665
                                    Columbia Laboratories, Inc. (a)(b)                                  19,300               50,566
                                    Dendreon Corp. (a)(b)                                               38,500              219,835

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Depomed, Inc. (a)                                                   19,700         $     71,905
                                    Durect Corp. (a)                                                    31,200              174,720
                                    Emergent Biosolutions, Inc. (a)                                      5,600               73,304
                                    Enzo Biochem, Inc. (a)                                              13,295              145,979
                                    GTx, Inc. (a)(b)                                                     7,700              146,454
                                    ImmunoGen, Inc. (a)                                                 18,100               88,871
                                    Indevus Pharmaceuticals, Inc. (a)                                   28,200               94,470
                                    Inspire Pharmaceuticals, Inc. (a)                                   17,300               61,761
                                    Isis Pharmaceuticals, Inc. (a)                                      37,289              629,811
                                    Javelin Pharmaceuticals, Inc. (a)(b)                                20,200               52,520
                                    Jazz Pharmaceuticals, Inc. (a)(b)                                    3,100               15,314
                                    K-V Pharmaceutical Co. Class A (a)                                  13,600              308,856
                                    Ligand Pharmaceuticals, Inc. Class B (a)                            34,700              102,365
                                    MAP Pharmaceuticals, Inc. (a)                                        2,200               22,264
                                    Medarex, Inc. (a)                                                   52,700              340,969
                                    Medicines Co. (a)                                                   21,527              499,857
                                    Medicis Pharmaceutical Corp. Class A                                23,300              347,403
                                    MiddleBrook Pharmaceuticals, Inc. (a)(b)                            14,700               22,050
                                    Molecular Insight Pharmaceuticals, Inc. (a)                          7,700               59,136
                                    Nektar Therapeutics (a)                                             38,100              136,779
                                    Novavax, Inc. (a)                                                   21,400               62,060
                                    Noven Pharmaceuticals, Inc. (a)                                     10,231              119,498
                                    Obagi Medical Products, Inc. (a)                                     7,300               72,854
                                    Onyx Pharmaceuticals, Inc. (a)                                      22,920              829,246
                                    Optimer Pharmaceuticals, Inc. (a)                                   10,000               79,500
                                    Pain Therapeutics, Inc. (a)                                         14,200              138,734
                                    Par Pharmaceutical Cos., Inc. (a)                                   13,100              160,999
                                    Pharmasset, Inc. (a)                                                 6,500              129,675
                                    Pozen, Inc. (a)(b)                                                  10,800              113,508
                                    Questcor Pharmaceuticals, Inc. (a)                                  22,300              163,905
                                    Quidel Corp. (a)                                                    11,600              190,356
                                    Regeneron Pharmaceuticals, Inc. (a)                                 25,619              559,263
                                    Salix Pharmaceuticals Ltd. (a)                                      19,700              126,277
                                    Sciele Pharma, Inc.                                                 13,700              421,823
                                    Theravance, Inc. (a)                                                21,400              266,644
                                    United Therapeutics Corp. (a)                                        9,046              951,368
                                    Valeant Pharmaceuticals International (a)(b)                        28,000              573,160
                                    Vivus, Inc. (a)                                                     26,700              211,998
                                    Xenoport, Inc. (a)                                                  10,400              504,296
                                                                                                                       ------------
                                                                                                                         12,526,952
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%           American Public Education, Inc. (a)                                  4,600              222,088
                                    Capella Education Co. (a)                                            5,900              252,874
                                    Corinthian Colleges, Inc. (a)                                       34,100              511,500
                                    K12, Inc. (a)                                                        2,300               60,950
                                    Learning Tree International, Inc. (a)                                3,700               46,065
                                    Lincoln Educational Services Corp. (a)                                 600                7,938
                                    The Princeton Review, Inc. (a)                                       5,500               44,000

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Renaissance Learning, Inc.                                           2,649         $     34,411
                                    Thinkorswim Group, Inc. (a)                                         21,540              179,428
                                    Universal Technical Institute, Inc. (a)                              8,600              146,716
                                                                                                                       ------------
                                                                                                                          1,505,970
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.4%     Benchmark Electronics, Inc. (a)                                     27,629              389,016
                                    Coleman Cable, Inc. (a)                                              3,800               38,114
                                    OSI Systems, Inc. (a)                                                6,500              152,815
                                    Plexus Corp. (a)                                                    16,998              351,859
                                    Power Integrations, Inc. (a)                                        12,600              303,660
                                    TTM Technologies, Inc. (a)                                          17,600              174,592
                                    Universal Display Corp. (a)                                         11,907              130,501
                                                                                                                       ------------
                                                                                                                          1,540,557
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &              A.O. Smith Corp.                                                     8,281              324,532
Components - 1.1%                   AZZ Inc. (a)(c)                                                      4,900              202,713
                                    American Superconductor Corp. (a)(b)                                17,400              410,118
                                    Axsys Technologies, Inc. (a)                                         3,400              200,396
                                    Baldor Electric Co.                                                 19,001              547,419
                                    Beacon Power Corp. (a)(b)                                           36,500               52,925
                                    CTS Corp.                                                           13,868              177,233
                                    Cohu, Inc.                                                           9,518              150,575
                                    Franklin Electric Co., Inc.                                          9,460              421,443
                                    Fushi Copperweld, Inc. (a)                                           6,000               58,140
                                    GrafTech International Ltd. (a)                                     48,244              728,967
                                    Littelfuse, Inc. (a)                                                 8,960              266,381
                                    MKS Instruments, Inc. (a)                                           20,600              410,146
                                    Orion Energy Systems, Inc. (a)                                       2,600               14,586
                                    Powell Industries, Inc. (a)                                          3,031              123,695
                                    Power-One, Inc. (a)                                                 35,400               51,330
                                    Sonic Solutions, Inc. (a)                                            9,200               40,480
                                    Taser International, Inc. (a)(b)                                    25,900              185,185
                                    Technitrol, Inc.                                                    16,861              249,374
                                    Triumph Group, Inc.                                                  6,779              309,868
                                                                                                                       ------------
                                                                                                                          4,925,506
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household               National Presto Industries, Inc.                                     1,850              137,825
Appliance - 0.0%                    Rex Stores Corp. (a)                                                 4,500               51,975
                                                                                                                       ------------
                                                                                                                            189,800
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.6%                  Agilysys, Inc.                                                       9,363               94,473
                                    Avid Technology, Inc. (a)                                           12,000              288,720
                                    Daktronics, Inc.                                                    13,498              224,877
                                    II-VI, Inc. (a)                                                     10,072              389,384
                                    Kopin Corp. (a)                                                     28,400               88,608
                                    MRV Communications, Inc. (a)                                        60,666               70,979
                                    Methode Electronics, Inc.                                           15,680              140,179
                                    Multi-Fineline Electronix, Inc. (a)                                  3,600               53,244
                                    Newport Corp. (a)                                                   14,835              159,921
                                    Park Electrochemical Corp.                                           8,449              204,804

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Sanmina-SCI Corp. (a)                                              219,200         $    306,880
                                    Semtech Corp. (a)                                                   24,500              342,020
                                    Supertex, Inc. (a)                                                   4,567              128,607
                                                                                                                       ------------
                                                                                                                          2,492,696
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges    Faro Technologies, Inc. (a)                                          6,900              140,553
& Meters - 0.1%                     Measurement Specialties, Inc. (a)                                    6,000              104,640
                                    OYO Geospace Corp. (a)                                               1,700               66,776
                                    Zygo Corp. (a)                                                       6,300               79,254
                                                                                                                       ------------
                                                                                                                            391,223
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems -      Accuray, Inc. (a)(b)                                                14,900              120,243
1.2%                                Affymetrix, Inc. (a)                                                27,700              214,398
                                    Analogic Corp.                                                       5,572              277,263
                                    Bruker BioSciences Corp. (a)                                        20,887              278,424
                                    Cynosure, Inc. Class A (a)                                           3,800               68,172
                                    Datascope Corp.                                                      5,470              282,416
                                    eResearch Technology, Inc. (a)                                      17,850              212,594
                                    Greatbatch, Inc. (a)                                                 9,400              230,676
                                    Haemonetics Corp. (a)                                               10,172              627,816
                                    Luminex Corp. (a)                                                   16,251              406,438
                                    Masimo Corp. (a)                                                    19,000              706,800
                                    Natus Medical, Inc. (a)                                             11,400              258,324
                                    NxStage Medical, Inc. (a)                                            9,700               40,934
                                    Quality Systems, Inc.                                                7,200              304,272
                                    Sirona Dental Systems, Inc. (a)                                      7,000              162,960
                                    Somanetics Corp. (a)                                                 5,200              113,724
                                    Tomotherapy, Inc. (a)                                               16,900               77,402
                                    Varian, Inc. (a)                                                    11,635              499,142
                                    Zoll Medical Corp. (a)                                               8,622              282,112
                                                                                                                       ------------
                                                                                                                          5,164,110
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Other - 0.0%           ICx Technologies, Inc. (a)(b)                                        5,700               43,947
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/       Actel Corp. (a)                                                     10,416              129,992
Components - 1.7%                   Advanced Battery Technologies, Inc. (a)(b)                          17,200               55,556
                                    Amkor Technology, Inc. (a)                                          45,000              286,650
                                    Anadigics, Inc. (a)(b)                                              25,900               72,779
                                    Applied Micro Circuits Corp. (a)                                    26,800              160,264
                                    AuthenTec, Inc. (a)                                                 10,300               22,145
                                    Bookham, Inc. (a)                                                   41,500               46,895
                                    Cavium Networks, Inc. (a)                                           12,500              176,000
                                    Ceva, Inc. (a)                                                       8,300               68,890
                                    Cirrus Logic, Inc. (a)                                              26,800              146,060
                                    DSP Group, Inc. (a)                                                 10,083               77,135
                                    Diodes, Inc. (a)                                                    11,912              219,776
                                    Entropic Communications, Inc. (a)                                      700                  987
                                    Exar Corp. (a)                                                      15,427              118,171
                                    Formfactor, Inc. (a)                                                20,200              351,884
                                    Hittite Microwave Corp. (a)                                          8,100              272,160

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    IPG Photonics Corp. (a)                                              7,900         $    154,129
                                    IXYS Corp.                                                           9,993               90,836
                                    Lattice Semiconductor Corp. (a)                                     47,500               97,850
                                    MIPS Technologies, Inc. (a)                                         18,200               63,882
                                    Micrel, Inc.                                                        20,500              185,935
                                    Microsemi Corp. (a)                                                 32,490              827,845
                                    Microtune, Inc. (a)                                                 21,100               56,548
                                    Monolithic Power Systems, Inc. (a)                                  10,800              187,596
                                    NVE Corp. (a)                                                        1,900               53,789
                                    Netlogic Microsystems, Inc. (a)(b)                                   6,500              196,560
                                    Omnivision Technologies, Inc. (a)                                   19,600              223,636
                                    PLX Technology, Inc. (a)                                            11,600               59,392
                                    PMC-Sierra, Inc. (a)                                                90,300              670,026
                                    Pericom Semiconductor Corp. (a)                                      9,093               95,477
                                    RF Micro Devices, Inc. (a)                                         108,584              317,065
                                    Rubicon Technology, Inc. (a)                                         5,500               39,710
                                    SiRF Technology Holdings, Inc. (a)                                  25,100               37,399
                                    Silicon Image, Inc. (a)                                             30,276              161,674
                                    Silicon Storage Technology, Inc. (a)                                34,458              112,333
                                    Skyworks Solutions, Inc. (a)                                        66,433              555,380
                                    Spansion LLC Class A (a)                                            52,600               81,530
                                    Techwell, Inc. (a)                                                   6,300               59,409
                                    Tessera Technologies, Inc. (a)                                      20,000              326,800
                                    Transmeta Corp. (a)                                                  5,000               81,050
                                    TriQuint Semiconductor, Inc. (a)                                    59,236              283,740
                                    Volterra Semiconductor Corp. (a)                                    10,500              133,665
                                                                                                                       ------------
                                                                                                                          7,358,600
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%      3D Systems Corp. (a)(b)                                              7,400              105,450
                                    American Science & Engineering, Inc.                                 3,800              226,974
                                    Checkpoint Systems, Inc. (a)                                        16,423              309,081
                                    China Security & Surveillance Technology, Inc. (a)(b)               11,100              154,068
                                    Cogent, Inc. (a)                                                    17,000              173,740
                                    Coherent, Inc. (a)                                                   9,800              348,390
                                    Cubic Corp.                                                          6,452              158,655
                                    Eagle Test Systems, Inc. (a)                                         5,700               87,267
                                    Gerber Scientific, Inc. (a)                                          9,800               89,572
                                    Herley Industries, Inc. (a)                                          5,600               95,760
                                    ION Geophysical Corp. (a)                                           34,946              495,884
                                    Kemet Corp. (a)                                                     34,600               47,056
                                    LaBarge, Inc. (a)                                                    5,000               75,300
                                    Maxwell Technologies, Inc. (a)(b)                                    7,500              100,050
                                    ScanSource, Inc. (a)                                                10,900              313,811
                                    Smart Modular Technologies WWH, Inc. (a)                            18,200               54,600
                                    Super Micro Computer, Inc. (a)                                       9,100               81,991
                                                                                                                       ------------
                                                                                                                          2,917,649
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%             Capstone Turbine Corp. (a)(b)                                       60,000         $     77,400
                                    GT Solar International, Inc. (a)                                    10,900              118,265
                                    Plug Power, Inc. (a)                                                33,000               32,670
                                    PowerSecure International, Inc. (a)                                  7,000               42,420
                                                                                                                       ------------
                                                                                                                            270,755
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.9%         Akeena Solar, Inc. (a)(b)                                            8,600               32,594
                                    Alon USA Energy, Inc.                                                4,500               60,660
                                    Approach Resources, Inc. (a)                                         3,500               50,610
                                    Aventine Renewable Energy Holdings, Inc. (a)                        12,140               38,362
                                    CVR Energy, Inc. (a)                                                 9,500               80,940
                                    Clean Energy Fuels Corp. (a)(b)                                      9,000              127,350
                                    Concho Resources, Inc. (a)                                          22,100              610,181
                                    Crosstex Energy, Inc. (b)                                           16,600              414,502
                                    Dawson Geophysical Co. (a)                                           2,900              135,401
                                    EnerNOC, Inc. (a)                                                    4,000               41,360
                                    Evergreen Energy, Inc. (a)(b)                                       36,900               34,686
                                    Evergreen Solar, Inc. (a)(b)                                        57,400              316,848
                                    FuelCell Energy, Inc. (a)(b)                                        28,326              170,806
                                    GeoMet, Inc. (a)                                                     6,300               34,272
                                    GreenHunter Energy, Inc. (a)(b)                                      1,800               25,650
                                    Matrix Service Co. (a)                                              10,700              204,370
                                    Ormat Technologies, Inc.                                             7,400              268,842
                                    Pacific Ethanol, Inc. (a)                                           17,300               24,047
                                    Penn Virginia Corp.                                                 17,216              920,023
                                    Rentech, Inc. (a)(b)                                                68,400               90,972
                                    Teekay Tankers Ltd. Class A                                          5,600               94,808
                                    US Geothermal, Inc. (a)                                             25,500               45,390
                                    USEC, Inc. (a)(b)                                                   45,959              248,638
                                                                                                                       ------------
                                                                                                                          4,071,312
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting           Clean Harbors, Inc. (a)                                              8,200              553,910
Services - 0.4%                     Dycom Industries, Inc. (a)                                          16,602              216,158
                                    ENGlobal Corp. (a)                                                  11,200              148,624
                                    Furmamite Corp. (a)                                                 15,000              155,100
                                    Hill International, Inc. (a)                                         9,700              134,345
                                    Integrated Electrical Services, Inc. (a)                             3,200               56,192
                                    Layne Christensen Co. (a)                                            7,900              279,897
                                    Michael Baker Corp. (a)                                              3,000              104,400
                                    VSE Corp.                                                            1,700               57,341
                                                                                                                       ------------
                                                                                                                          1,705,967
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                Cinemark Holdings, Inc.                                             12,200              165,920
                                    Dover Motorsports, Inc.                                              8,800               47,960
                                    Gaylord Entertainment Co. (a)                                       16,855              495,031
                                    Live Nation, Inc. (a)                                               31,300              509,251
                                    Speedway Motorsports, Inc.                                           5,255              102,367
                                                                                                                       ------------
                                                                                                                          1,320,529
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%            Credit Acceptance Corp. (a)(b)                                       2,169         $     36,873
                                    MVC Capital, Inc. (b)                                               10,000              152,500
                                    NewStar Financial, Inc. (a)                                          8,500               68,765
                                    Riskmetrics Group, Inc. (a)                                          8,900              174,173
                                    World Acceptance Corp. (a)                                           6,300              226,800
                                                                                                                       ------------
                                                                                                                            659,111
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%          Advance America, Cash Advance Centers, Inc.                         18,300               54,717
                                    Dollar Financial Corp. (a)                                          10,000              153,900
                                    Encore Capital Group, Inc. (a)                                       5,700               78,090
                                    The First Marblehead Corp. (b)                                      28,500               70,965
                                    Nelnet, Inc. Class A                                                 6,700               95,140
                                                                                                                       ------------
                                                                                                                            452,812
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing           Advent Software, Inc. (a)                                            6,900              243,087
Services & Systems - 0.8%           Cass Information Systems, Inc.                                       2,515               90,163
                                    CompuCredit Corp. (a)(b)                                             6,689               26,221
                                    CyberSource Corp. (a)                                               28,464              458,555
                                    Deluxe Corp.                                                        21,300              306,507
                                    ExlService Holdings, Inc. (a)                                        5,900               51,802
                                    Fair Isaac Corp.                                                    20,100              463,305
                                    Heartland Payment Systems, Inc. (b)                                 10,100              258,156
                                    Hypercom Corp. (a)                                                  22,100               87,958
                                    Jack Henry & Associates, Inc.                                       29,600              601,768
                                    Online Resources Corp. (a)                                          11,900               92,463
                                    TNS, Inc. (a)                                                       10,100              195,637
                                    TradeStation Group, Inc. (a)                                        13,300              124,355
                                    Wright Express Corp. (a)                                            16,000              477,600
                                                                                                                       ------------
                                                                                                                          3,477,577
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services -    Bankrate, Inc. (a)(b)                                                5,300              206,223
0.2%                                Interactive Data Corp.                                              15,100              380,822
                                    Move, Inc. (a)                                                      52,900              112,148
                                    S1 Corp. (a)                                                        20,422              124,983
                                    TheStreet.com, Inc.                                                  7,500               44,925
                                    Value Line, Inc.                                                       300               10,047
                                                                                                                       ------------
                                                                                                                            879,148
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%      AMBAC Financial Group, Inc. (b)                                    115,700              269,581
                                    Advanta Corp. Class B                                               15,850              130,445
                                    Asset Acceptance Capital Corp. (a)                                   6,200               65,348
                                    Cash America International, Inc.                                    11,619              418,749
                                    Federal Agricultural Mortgage Corp. Class B                          3,900               15,990
                                    Financial Federal Corp.                                             10,500              240,660
                                    First Cash Financial Services, Inc. (a)                              8,200              123,000
                                    Global Cash Access, Inc. (a)                                        16,600               83,996
                                    Harris & Harris Group, Inc. (a)                                      9,600               61,248
                                    LandAmerica Financial Group, Inc.                                    5,699              138,201
                                    Medallion Financial Corp.                                            6,100               63,867
                                    Portfolio Recovery Associates, Inc. (a)(b)                           6,300              306,369

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Radian Group, Inc. (b)                                              30,000         $    151,200
                                    Sanders Morris Harris Group, Inc.                                    6,500               56,225
                                    Sotheby's Holdings, Inc. Class A (b)                                27,836              558,390
                                    Sterling Bancorp                                                     7,416              107,235
                                    Stewart Information Services Corp.                                   7,022              208,905
                                    Stifel Financial Corp. (a)                                           9,749              486,475
                                    WSFS Financial Corp.                                                 2,491              149,460
                                    Waterstone Financial, Inc. (a)                                       2,700               26,379
                                                                                                                       ------------
                                                                                                                          3,661,723
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.7%                        American Dairy, Inc. (a)                                             2,000               20,260
                                    B&G Foods, Inc. Class A                                              8,300               59,345
                                    Cal-Maine Foods, Inc. (b)                                            4,800              131,712
                                    Chiquita Brands International, Inc. (a)(b)                          17,900              282,999
                                    Diamond Foods, Inc.                                                  6,600              184,998
                                    Flowers Foods, Inc.                                                 30,876              906,519
                                    Fresh Del Monte Produce, Inc. (a)                                   17,300              384,060
                                    Hain Celestial Group, Inc. (a)                                      16,757              461,320
                                    J&J Snack Foods Corp.                                                5,800              196,678
                                    Lance, Inc.                                                         11,200              254,128
                                    Lifeway Foods, Inc. (a)                                              1,900               22,230
                                    M&F Worldwide Corp. (a)                                              5,100              204,000
                                    Maui Land & Pineapple Co., Inc. (a)                                  1,963               53,963
                                    Omega Protein Corp. (a)                                              7,600               89,376
                                    Pilgrim's Pride Corp. (b)                                           18,600               46,314
                                    Ralcorp Holdings, Inc. (a)                                          22,695            1,529,870
                                    Sanderson Farms, Inc.                                                8,050              295,757
                                    Schiff Nutrition International, Inc. (a)                             6,000               40,980
                                    Seaboard Corp.                                                         142              178,494
                                    Sensient Technologies Corp.                                         19,857              558,577
                                    Smart Balance, Inc. (a)                                             25,900              169,904
                                    Synutra International, Inc. (a)                                      4,300               86,559
                                    Tootsie Roll Industries, Inc. (b)                                    9,835              284,330
                                    TreeHouse Foods, Inc. (a)                                           12,900              383,130
                                    United Natural Foods, Inc. (a)                                      17,680              441,823
                                    Zhongpin, Inc. (a)                                                   7,600               80,788
                                                                                                                       ------------
                                                                                                                          7,348,114
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.2%              Deltic Timber Corp.                                                  4,309              274,225
                                    Louisiana-Pacific Corp.                                             42,700              397,110
                                    Universal Forest Products, Inc.                                      6,834              238,575
                                                                                                                       ------------
                                                                                                                            909,910
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing               Ennis, Inc.                                                         10,600              163,876
Services - 0.1%                     Innerworkings, Inc. (a)(b)                                          13,100              145,279
                                    The Standard Register Co.                                            6,145               60,528
                                                                                                                       ------------
                                                                                                                            369,683
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries        Stewart Enterprises, Inc. Class A                                   34,524              271,359
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                        Apogee Enterprises, Inc.                                            11,900         $    178,857
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                         Allied Nevada Gold Corp. (a)                                        18,600              106,392
                                    Coeur d'Alene Mines Corp. (a)(b)                                   227,500              348,075
                                    Royal Gold, Inc.                                                    11,400              409,944
                                                                                                                       ------------
                                                                                                                            864,411
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%       Assisted Living Concepts, Inc. (a)                                  22,700              144,599
                                    Capital Senior Living Corp. (a)                                      9,200               69,920
                                    Emeritus Corp. (a)                                                   8,100              201,690
                                    The Ensign Group, Inc.                                               3,400               58,106
                                    Five Star Quality Care, Inc. (a)                                    16,300               61,125
                                    IPC The Hospitalist Co., Inc. (a)                                    2,000               51,400
                                    Kindred Healthcare, Inc. (a)                                        11,590              319,536
                                    MedCath Corp. (a)                                                    6,600              118,272
                                    National Healthcare Corp.                                            3,500              164,920
                                    Psychiatric Solutions, Inc. (a)                                     22,900              869,055
                                    Res-Care, Inc. (a)                                                  10,200              185,028
                                    Skilled Healthcare Group, Inc. Class A (a)                           7,200              114,408
                                    Sun Healthcare Group, Inc. (a)                                      17,800              260,948
                                    Sunrise Senior Living, Inc. (a)                                     18,574              256,135
                                                                                                                       ------------
                                                                                                                          2,875,142
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management              AMERIGROUP Corp. (a)                                                22,100              557,804
Services - 1.0%                     Amsurg Corp. (a)                                                    13,000              331,110
                                    athenahealth, Inc. (a)                                               8,500              282,795
                                    Centene Corp. (a)                                                   17,900              367,129
                                    Computer Programs & Systems, Inc.                                    3,100               89,745
                                    Corvel Corp. (a)                                                     3,285               93,984
                                    Eclipsys Corp. (a)                                                  22,431              469,929
                                    HMS Holdings Corp. (a)                                              10,300              246,788
                                    HealthExtras, Inc. (a)                                              13,600              355,232
                                    HealthSpring, Inc. (a)                                              20,400              431,664
                                    Inter Allscripts - Misys Healthcare Solutions, Inc. (b)             23,541              292,850
                                    Molina Healthcare, Inc. (a)                                          6,000              186,000
                                    National Research Corp.                                                600               18,396
                                    Omnicell, Inc. (a)                                                  13,600              178,840
                                    Phase Forward, Inc. (a)                                             17,700              370,107
                                    Triple-S Management Corp. (a)                                        5,500               89,595
                                    Vital Images, Inc. (a)                                               7,100              106,500
                                                                                                                       ------------
                                                                                                                          4,468,468
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.8%         Alliance Imaging, Inc. (a)                                          10,500              107,835
                                    Amedisys, Inc. (a)                                                  10,566              514,247
                                    Apria Healthcare Group, Inc. (a)                                    18,100              330,144
                                    Bio-Reference Labs, Inc. (a)                                         4,800              138,720
                                    CardioNet, Inc. (a)                                                  1,900               47,424
                                    Emergency Medical Services Corp. (a)                                 3,900              116,532
                                    Gentiva Health Services, Inc. (a)                                   10,512              283,193
                                    HealthSouth Corp. (a)(b)                                            35,300              650,579

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Healthcare Services Group, Inc.                                     17,737         $    324,410
                                    Healthways, Inc. (a)                                                14,500              233,885
                                    LHC Group, Inc. (a)                                                  6,000              170,880
                                    Nighthawk Radiology Holdings, Inc. (a)                              10,000               72,200
                                    Odyssey HealthCare, Inc. (a)                                        13,500              137,025
                                    PharMerica Corp. (a)                                                12,569              282,677
                                    Virtual Radiologic Corp. (a)                                         2,100               17,136
                                                                                                                       ------------
                                                                                                                          3,426,887
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                 Beazer Homes USA, Inc. (a)(b)                                       16,200               96,876
                                    Hovnanian Enterprises, Inc. Class A (a)(b)                          19,200              153,408
                                    M/I Homes, Inc.                                                      5,800              132,124
                                    Meritage Homes Corp. (a)(b)                                         12,700              313,690
                                    Ryland Group, Inc.                                                  17,500              464,100
                                    Standard-Pacific Corp. (a)(b)                                       48,600              238,626
                                                                                                                       ------------
                                                                                                                          1,398,824
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                  Lodgian, Inc. (a)                                                    6,700               52,260
                                    Marcus Corp.                                                         8,379              134,734
                                    Morgans Hotel Group Co. (a)                                         11,100              121,101
                                                                                                                       ------------
                                                                                                                            308,095
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%        American Woodmark Corp. (b)                                          4,400               98,780
                                    Ethan Allen Interiors, Inc.                                          9,300              260,586
                                    Furniture Brands International, Inc.                                17,200              180,944
                                    Haverty Furniture Cos., Inc.                                         5,836               66,764
                                    hhgregg, Inc. (a)                                                    4,200               40,950
                                    Hooker Furniture Corp.                                               4,100               72,775
                                    La-Z-Boy, Inc.                                                      21,200              197,584
                                    Libbey, Inc.                                                         6,700               57,017
                                    Sealy Corp. (b)                                                     17,900              115,634
                                    Tempur-Pedic International, Inc. (b)                                30,700              361,032
                                                                                                                       ------------
                                                                                                                          1,452,066
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter     Advanced Energy Industries, Inc. (a)                                13,512              184,844
Devices - 0.8%                      Asyst Technologies, Inc. (a)                                        20,541               49,298
                                    Badger Meter, Inc.                                                   6,000              281,700
                                    ESCO Technologies, Inc. (a)                                         10,732              516,960
                                    Energy Recovery, Inc. (a)                                            4,700               45,073
                                    Flanders Corp. (a)                                                   6,600               41,580
                                    The Gorman-Rupp Co.                                                  5,897              222,435
                                    L-1 Identity Solutions, Inc. (a)                                    26,928              411,460
                                    Mine Safety Appliances Co.                                          12,826              488,927
                                    PMFG, Inc. (a)                                                       5,400               78,246
                                    Robbins & Myers, Inc.                                               11,624              359,530
                                    Sun Hydraulics, Inc.                                                 4,850              126,294
                                    Veeco Instruments, Inc. (a)                                         13,127              194,411
                                    Vicor Corp.                                                          7,996               71,004
                                    Watts Water Technologies, Inc. Class A                              11,236              307,305
                                                                                                                       ------------
                                                                                                                          3,379,067
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%          A.M. Castle & Co.                                                    6,800         $    117,504
                                    TAL International Group, Inc.                                        6,000              124,920
                                                                                                                       ------------
                                                                                                                            242,424
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%              American Equity Investment Life Holding Co.                         22,600              169,500
                                    Citizens, Inc. (a)(b)                                               15,400              126,588
                                    Delphi Financial Group, Inc. Class A                                17,105              479,624
                                    Kansas City Life Insurance Co.                                       1,542               70,932
                                    Life Partners Holdings, Inc. (b)                                     2,400               86,328
                                    National Western Life Insurance Co. Class A                            933              225,851
                                    The Phoenix Cos., Inc.                                              47,300              437,052
                                    Presidential Life Corp.                                              8,993              141,999
                                    Universal American Financial Corp. (a)                              16,200              197,478
                                                                                                                       ------------
                                                                                                                          1,935,352
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%        Assured Guaranty Ltd. (b)                                           23,000              373,980
                                    CNA Surety Corp. (a)                                                 6,186              103,306
                                    Crawford & Co. Class B (a)                                          10,009              152,137
                                    EMC Insurance Group, Inc.                                            2,200               64,856
                                    eHealth, Inc. (a)                                                   10,300              164,800
                                    FBL Financial Group, Inc. Class A                                    5,325              148,514
                                    Flagstone Reinsurance Holdings Ltd.                                 12,400              127,348
                                    Hilb Rogal & Hobbs Co.                                              12,819              599,160
                                    Horace Mann Educators Corp.                                         16,768              215,804
                                    Independence Holding Co.                                             1,440               16,632
                                    Maiden Holdings Ltd.                                                20,300               88,305
                                    Max Capital Group Ltd.                                              23,300              541,259
                                    Meadowbrook Insurance Group, Inc.                                   22,752              160,629
                                    Montpelier Re Holdings Ltd.                                         38,600              637,286
                                    Pico Holdings, Inc. (a)                                              6,697              240,489
                                    Platinum Underwriters Holdings Ltd.                                 19,600              695,408
                                    Primus Guaranty Ltd. (a)(b)                                         12,700               33,274
                                    Quanta Capital Holdings Ltd.                                        31,500               86,940
                                    Zenith National Insurance Corp.                                     15,355              562,607
                                                                                                                       ------------
                                                                                                                          5,012,734
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty -      AmCOMP, Inc. (a)                                                     6,800               78,880
2.1%                                AmTrust Financial Services, Inc.                                     6,500               88,335
                                    American Physicians Capital, Inc.                                    3,456              146,292
                                    American Safety Insurance Holdings Ltd. (a)                          4,400               66,484
                                    Amerisafe, Inc. (a)                                                  7,800              141,960
                                    Argo Group International Holdings Ltd. (a)                          12,679              467,221
                                    Aspen Insurance Holdings Ltd.                                       34,400              946,000
                                    Baldwin & Lyons, Inc. Class B                                        3,432               82,265
                                    CastlePoint Holdings, Ltd.                                          13,800              153,594
                                    Darwin Professional Underwriters, Inc. (a)                           2,900               90,219
                                    Donegal Group, Inc. Class A                                          4,544               82,383
                                    Employers Holdings, Inc.                                            20,380              354,204
                                    Enstar Group Ltd. (a)                                                2,100              204,456

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    FPIC Insurance Group, Inc. (a)                                       3,600         $    185,004
                                    First Acceptance Corp. (a)                                           3,577               12,162
                                    First Mercury Financial Corp. (a)                                    5,900               84,075
                                    Greenlight Capital Re Ltd. (a)                                      11,900              273,581
                                    Hallmark Financial Services, Inc. (a)                                2,400               21,816
                                    Harleysville Group, Inc.                                             5,362              202,684
                                    IPC Holdings, Ltd.                                                  21,200              640,452
                                    Infinity Property & Casualty Corp.                                   6,700              276,040
                                    NYMAGIC, Inc.                                                        1,800               45,450
                                    National Interstate Corp.                                            2,500               60,075
                                    Navigators Group, Inc. (a)                                           5,400              313,200
                                    Odyssey Re Holdings Corp.                                           10,000              438,000
                                    PMA Capital Corp. Class A (a)                                       13,106              115,595
                                    The PMI Group, Inc.                                                 29,500               87,025
                                    ProAssurance Corp. (a)                                              13,223              740,488
                                    RLI Corp.                                                            7,754              481,446
                                    Safety Insurance Group, Inc.                                         6,700              254,131
                                    SeaBright Insurance Holdings, Inc. (a)                               8,800              114,400
                                    Selective Insurance Group, Inc.                                     22,008              504,423
                                    State Auto Financial Corp.                                           5,612              163,141
                                    Tower Group, Inc.                                                    8,300              195,548
                                    United America Indemnity, Ltd. (a)                                   8,300              118,109
                                    United Fire & Casualty Co.                                           9,400              268,746
                                    Validus Holdings Ltd.                                               26,600              618,450
                                                                                                                       ------------
                                                                                                                          9,116,334
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management               Ampal-American Israel Corp. Class A (a)(b)                           6,000               18,540
Companies - 0.7%                    Apollo Investment Corp. (b)                                         58,746            1,001,619
                                    Ares Capital Corp.                                                  40,172              418,994
                                    Calamos Asset Management, Inc. Class A                               8,300              148,736
                                    Capital Southwest Corp.                                              1,200              170,460
                                    Cohen & Steers, Inc. (b)                                             6,900              195,477
                                    Epoch Holding Corp.                                                  4,800               50,640
                                    FBR Capital Markets Corp. (a)                                       11,300               73,224
                                    Fifth Street Finance Corp.                                           2,800               28,140
                                    GAMCO Investors, Inc. Class A                                        3,096              183,593
                                    Kohlberg Capital Corp.                                               7,100               60,989
                                    MCG Capital Corp.                                                   31,200               81,744
                                    NGP Capital Resources Co.                                            8,623              125,637
                                    National Financial Partners Corp.                                   16,300              244,500
                                    Pzena Investment Management, Inc. Class A (b)                        4,100               38,868
                                    Resource America, Inc. Class A                                       4,049               38,466
                                    U.S. Global Investors, Inc. (b)                                      5,200               52,260
                                    Westwood Holdings Group Inc.                                         2,200              104,280
                                                                                                                       ------------
                                                                                                                          3,036,167
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches &                  Fossil, Inc. (a)                                                    18,700         $    527,901
Gemstones - 0.2%                    Fuqi International, Inc. (a)                                         4,000               32,600
                                    Movado Group, Inc.                                                   6,600              147,510
                                                                                                                       ------------
                                                                                                                            708,011
-----------------------------------------------------------------------------------------------------------------------------------
Lead & Zinc - 0.0%                  Horsehead Holding Corp. (a)                                         14,400               84,960
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                 Callaway Golf Co.                                                   27,400              385,518
                                    Great Wolf Resorts, Inc. (a)                                        12,800               46,848
                                    Life Time Fitness, Inc. (a)(b)                                      14,400              450,288
                                    Pool Corp. (b)                                                      19,800              461,934
                                    Rick's Cabaret International, Inc. (a)                               1,400               13,748
                                    Six Flags, Inc. (a)                                                 34,500               23,805
                                    Steinway Musical Instruments, Inc. (a)                               2,800               79,296
                                    Town Sports International Holdings, Inc. (a)                         7,200               43,920
                                    Vail Resorts, Inc. (a)(b)                                           12,956              452,812
                                                                                                                       ------------
                                                                                                                          1,958,169
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                Hurco Companies, Inc. (a)                                            2,700               79,839
                                    Thermadyne Holdings Corp. (a)                                        5,500               91,685
                                                                                                                       ------------
                                                                                                                            171,524
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%      Applied Industrial Technologies, Inc.                               17,490              471,006
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%      Alamo Group, Inc.                                                    2,600               44,330
                                    Gehl Co. (a)                                                         4,250              125,078
                                    Lindsay Manufacturing Co.                                            4,713              342,871
                                    Titan Machinery, Inc. (a)                                            3,000               62,430
                                                                                                                       ------------
                                                                                                                            574,709
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &           Astec Industries, Inc. (a)                                           7,417              228,666
Handling - 0.1%                     NACCO Industries, Inc. Class A                                       2,487              235,071
                                                                                                                       ------------
                                                                                                                            463,737
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%           Briggs & Stratton Corp.                                             20,500              331,690
                                    Harbin Electric, Inc. (a)(b)                                         2,600               30,810
                                    Raser Technologies, Inc. (a)(b)                                     18,600              158,100
                                                                                                                       ------------
                                                                                                                            520,600
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty     Actuant Corp. Class A                                               23,100              583,044
- 1.0%                              Altra Holdings, Inc. (a)                                            10,900              160,884
                                    Chart Industries, Inc. (a)                                          11,700              334,152
                                    Colfax Corp. (a)                                                     8,900              148,719
                                    Columbus McKinnon Corp. (a)                                          7,800              183,846
                                    DXP Enterprises, Inc. (a)                                            1,500               79,965
                                    EnPro Industries, Inc. (a)                                           8,300              308,428
                                    Graham Corp.                                                         2,000              108,200
                                    Kadant, Inc. (a)                                                     5,770              131,383
                                    Middleby Corp. (a)(b)                                                7,000              380,170
                                    Nordson Corp.                                                       13,910              683,120
                                    Tecumseh Products Co. Class A (a)                                    6,728              168,469

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Tennant Co.                                                          6,874         $    235,503
                                    Twin Disc, Inc.                                                      3,600               49,536
                                    Woodward Governor Co.                                               24,258              855,580
                                                                                                                       ------------
                                                                                                                          4,410,999
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment       Allis-Chalmers Energy, Inc. (a)                                     12,500              158,125
& Services - 1.2%                   Basic Energy Services, Inc. (a)                                     17,000              362,100
                                    Bolt Technology Corp. (a)                                            3,000               43,410
                                    CARBO Ceramics, Inc.                                                 8,002              412,983
                                    Cal Dive International, Inc. (a)                                    18,274              193,704
                                    Complete Production Services, Inc. (a)                              19,900              400,587
                                    Dril-Quip, Inc. (a)                                                 12,476              541,334
                                    Flotek Industries, Inc. (a)(b)                                       9,400              103,400
                                    Gulf Island Fabrication, Inc.                                        5,017              172,936
                                    Hornbeck Offshore Services, Inc. (a)                                 9,040              349,125
                                    Lufkin Industries, Inc.                                              6,100              484,035
                                    Mitcham Industries, Inc. (a)                                         4,000               40,360
                                    NATCO Group, Inc. Class A (a)                                        8,300              333,494
                                    Natural Gas Services Group (a)                                       5,000               87,350
                                    Newpark Resources, Inc. (a)                                         37,120              270,976
                                    Parker Drilling Co. (a)                                             46,681              374,382
                                    RPC, Inc.                                                           12,000              168,720
                                    Sulphco, Inc. (a)(b)                                                19,500               39,195
                                    Superior Well Services, Inc. (a)                                     6,800              172,108
                                    T-3 Energy Services, Inc. (a)                                        5,200              193,024
                                    Trico Marine Services, Inc. (a)                                      4,500               76,860
                                    Union Drilling, Inc. (a)                                             5,800               61,422
                                    Willbros Group, Inc. (a)                                            16,000              424,000
                                                                                                                       ------------
                                                                                                                          5,463,630
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.1%         Cascade Corp.                                                        3,700              162,097
                                    Flow International Corp. (a)                                        15,500               78,740
                                    Key Technology Inc. (a)                                              2,300               54,510
                                    Semitool, Inc. (a)                                                   8,341               68,229
                                    TurboChef Technologies, Inc. (a)                                     8,600               52,890
                                                                                                                       ------------
                                                                                                                            416,466
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%         Cavco Industries, Inc. (a)                                           2,700               97,605
                                    Champion Enterprises, Inc. (a)                                      32,027              177,750
                                    Palm Harbor Homes, Inc. (a)(b)                                       4,605               45,636
                                    Skyline Corp.                                                        2,801               74,030
                                                                                                                       ------------
                                                                                                                            395,021
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                Federal Signal Corp.                                                19,859              272,068
                                    Standex International Corp.                                          5,131              142,385
                                                                                                                       ------------
                                                                                                                            414,453
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments        Abaxis, Inc. (a)                                                     9,000              177,300
& Supplies - 3.2%                   Abiomed, Inc. (a)                                                   13,000              230,750
                                    Align Technology, Inc. (a)                                          25,600              277,248
                                    Alphatec Holdings, Inc. (a)                                         10,300               47,380

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    American Medical Systems Holdings, Inc. (a)(b)                      30,100         $    534,576
                                    AngioDynamics, Inc. (a)                                             10,000              158,000
                                    Atrion Corp.                                                           600               61,818
                                    Bio-Rad Laboratories, Inc. Class A (a)                               7,800              773,136
                                    BioMimetic Therapeutics, Inc. (a)                                    5,400               59,724
                                    CONMED Corp. (a)                                                    11,828              378,496
                                    Cantel Medical Corp. (a)                                             4,500               43,290
                                    Cardiac Science Corp. (a)                                            8,000               82,880
                                    Cepheid, Inc. (a)                                                   23,500              325,005
                                    Clinical Data, Inc. (a)                                              4,300               69,144
                                    Conceptus, Inc. (a)                                                 12,500              207,250
                                    CryoLife, Inc. (a)                                                  11,500              150,880
                                    Cyberonics, Inc. (a)                                                 9,769              166,073
                                    DexCom, Inc. (a)(b)                                                 10,800               66,852
                                    ev3, Inc. (a)                                                       29,032              291,481
                                    Exactech, Inc. (a)                                                   2,900               64,496
                                    Hansen Medical, Inc. (a)(b)                                          7,000               94,080
                                    I-Flow Corp. (a)                                                     8,900               82,859
                                    ICU Medical, Inc. (a)                                                3,950              120,120
                                    IRIS International, Inc. (a)                                         7,600              136,040
                                    Immucor, Inc. (a)                                                   28,943              925,018
                                    Insulet Corp. (a)                                                    7,600              105,792
                                    Invacare Corp.                                                      13,222              319,179
                                    Landauer, Inc.                                                       3,878              282,125
                                    Medical Action Industries, Inc. (a)                                  5,850               76,811
                                    Mentor Corp. (b)                                                    13,144              313,616
                                    Meridian Bioscience, Inc.                                           16,600              482,064
                                    Merit Medical Systems, Inc. (a)                                     11,410              214,166
                                    Micrus Endovascular Corp. (a)                                        6,400               89,280
                                    Neogen Corp. (a)                                                     6,000              169,080
                                    NuVasive, Inc. (a)                                                  14,600              720,218
                                    OraSure Technologies, Inc. (a)                                      19,259               94,754
                                    Orthofix International NV (a)                                        7,100              132,273
                                    Orthovita, Inc. (a)                                                 27,300               70,980
                                    Owens & Minor, Inc.                                                 16,398              795,303
                                    PSS World Medical, Inc. (a)                                         24,273              473,324
                                    Palomar Medical Technologies, Inc. (a)                               7,500              100,950
                                    SonoSite, Inc. (a)                                                   6,915              217,131
                                    Spectranetic Corp. (a)                                              13,100               60,653
                                    Stereotaxis, Inc. (a)(b)                                            11,300               68,365
                                    Steris Corp.                                                        24,200              909,436
                                    SurModics, Inc. (a)(b)                                               6,383              201,001
                                    Symmetry Medical, Inc. (a)                                          14,700              272,832
                                    Synovis Life Technologies, Inc. (a)                                  5,100               95,982
                                    Thoratec Corp. (a)                                                  22,547              591,859
                                    Trans1, Inc. (a)(b)                                                  5,000               49,450
                                    Vision-Sciences Inc. (a)                                             6,900               27,531

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Vital Signs, Inc.                                                    3,324         $    245,644
                                    Volcano Corp. (a)                                                   19,500              337,155
                                    West Pharmaceutical Services, Inc.                                  13,376              653,016
                                    Wright Medical Group, Inc. (a)                                      15,400              468,776
                                                                                                                       ------------
                                                                                                                         14,162,642
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.5%             Air Methods Corp. (a)                                                4,400              124,564
                                    Almost Family, Inc. (a)                                              2,300               90,965
                                    Genoptix, Inc. (a)                                                   3,400              111,078
                                    Hanger Orthopedic Group, Inc. (a)                                    9,500              165,775
                                    Magellan Health Services, Inc. (a)                                  16,700              685,702
                                    Parexel International Corp. (a)                                     23,394              670,472
                                    RadNet, Inc. (a)                                                     8,800               35,288
                                    RehabCare Group, Inc. (a)                                            7,495              135,660
                                    US Physical Therapy, Inc. (a)                                        4,900               85,064
                                                                                                                       ------------
                                                                                                                          2,104,568
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.9%            Ampco-Pittsburgh Corp.                                               3,400               88,060
                                    CIRCOR International, Inc.                                           6,700              290,981
                                    Dynamic Materials Corp.                                              5,200              120,692
                                    Encore Wire Corp.                                                    7,550              136,731
                                    Gibraltar Industries, Inc.                                          11,134              208,317
                                    Haynes International, Inc. (a)                                       4,900              229,467
                                    Insteel Industries, Inc.                                             7,200               97,848
                                    Kaydon Corp.                                                        10,926              492,326
                                    L.B. Foster Co. Class A (a)                                          4,600              139,932
                                    Mueller Industries, Inc.                                            15,282              351,639
                                    Mueller Water Products, Inc. Series A (b)                           47,560              427,089
                                    NN, Inc.                                                             5,500               70,675
                                    Northwest Pipe Co. (a)                                               3,800              165,756
                                    Omega Flex, Inc.                                                     1,200               27,060
                                    RBC Bearings, Inc. (a)                                               9,000              303,210
                                    RTI International Metals, Inc. (a)                                   9,013              176,294
                                    Trimas Corp. (a)                                                     4,300               28,208
                                    Worthington Industries, Inc.                                        26,600              397,404
                                                                                                                       ------------
                                                                                                                          3,751,689
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                   AMCOL International Corp.                                           10,673              333,638
Miscellaneous - 0.5%                Apex Silver Mines Ltd. (a)                                          19,400               33,368
                                    Brush Engineered Materials, Inc. (a)                                 8,411              156,192
                                    Compass Minerals International, Inc.                                13,300              696,787
                                    General Moly, Inc. (a)(b)                                           25,900              112,665
                                    Hecla Mining Co. (a)(b)                                             49,200              230,256
                                    Minerals Technologies, Inc.                                          7,853              466,154
                                    Stillwater Mining Co. (a)                                           16,364               95,075
                                    United States Lime & Minerals Inc. (a)                                 700               26,957
                                    Uranium Resources, Inc. (a)                                         19,000               32,110
                                                                                                                       ------------
                                                                                                                          2,183,202
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &            Core-Mark Holdings Co., Inc. (a)                                     3,900         $     97,461
Consumer Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples      Reddy Ice Holdings, Inc.                                             7,400               27,010
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%    MedAssets, Inc. (a)                                                  6,600              113,520
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &           Ceradyne, Inc. (a)                                                  10,850              397,761
Commodities - 0.2%                  Lydall, Inc. (a)                                                     6,900               66,447
                                    Symyx Technologies Inc. (a)                                         13,879              137,541
                                    WD-40 Co.                                                            6,789              243,929
                                                                                                                       ------------
                                                                                                                            845,678
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &           Insituform Technologies, Inc. Class A (a)                           11,438              171,112
Processing - 0.1%                   Rogers Corp. (a)                                                     7,455              275,686
                                    Xerium Technologies, Inc.                                            6,700               43,148
                                                                                                                       ------------
                                                                                                                            489,946
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer              Blount International, Inc. (a)                                      15,800              175,854
Durables - 0.1%                     Park-Ohio Holdings Corp. (a)                                         3,400               60,826
                                                                                                                       ------------
                                                                                                                            236,680
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%     iRobot Corp. (a)(b)                                                  7,400              109,668
                                    Microvision, Inc. (a)(b)                                            23,300               45,202
                                    TerreStar Corp. (a)(b)                                              23,900               23,900
                                    Vocus, Inc. (a)                                                      6,600              224,136
                                                                                                                       ------------
                                                                                                                            402,906
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%       Brunswick Corp.                                                     34,900              446,371
                                    Compass Diversified Holdings                                         9,800              136,612
                                    GenCorp, Inc. (a)                                                   23,571              158,869
                                    GenTek Inc. (a)                                                      3,500               89,985
                                    Kaman Corp. Class A                                                 10,494              298,869
                                    Lancaster Colony Corp.                                               8,299              312,540
                                    Raven Industries, Inc.                                               6,600              259,710
                                    United Capital Corp. (a)                                               600               15,894
                                                                                                                       ------------
                                                                                                                          1,718,850
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business         ACCO Brands Corp. (a)                                               22,400              168,896
Equipment - 0.4%                    HNI Corp. (b)                                                       18,400              466,256
                                    Herman Miller, Inc.                                                 22,200              543,234
                                    Kimball International, Inc. Class B                                 13,174              142,279
                                    Knoll, Inc.                                                         20,000              302,400
                                    Presstek, Inc. (a)                                                  11,400               64,296
                                                                                                                       ------------
                                                                                                                          1,687,361
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.0%         APCO Argentina, Inc.                                                 1,600               45,296
                                    ATP Oil & Gas Corp. (a)                                             11,500              204,815
                                    Abraxas Petroleum Corp. (a)                                         17,300               45,153
                                    American Oil & Gas, Inc. (a)                                        15,100               39,411
                                    Arena Resources, Inc. (a)                                           15,100              586,635
                                    Atlas America, Inc.                                                 14,287              487,329
                                    BMB Munai, Inc. (a)(b)                                              15,400               63,910

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    BPZ Resources, Inc. (a)(b)                                          24,800         $    426,560
                                    Berry Petroleum Co. Class A                                         17,602              681,725
                                    Bill Barrett Corp. (a)                                              15,100              484,861
                                    Brigham Exploration Co. (a)                                         19,100              209,909
                                    Bronco Drilling Co., Inc. (a)                                       12,000              122,640
                                    Callon Petroleum Co. (a)                                             8,700              156,861
                                    Cano Petroleum, Inc. (a)                                            16,100               37,191
                                    Carrizo Oil & Gas, Inc. (a)                                         11,300              409,851
                                    Cheniere Energy, Inc. (a)                                           21,000               47,250
                                    Clayton Williams Energy, Inc. (a)                                    2,200              155,166
                                    Comstock Resources, Inc. (a)(c)                                     18,857              943,793
                                    Contango Oil & Gas Co. (a)                                           5,400              291,492
                                    Delek US Holdings, Inc.                                              4,600               42,642
                                    Double Eagle Pete & Mining Co. (a)                                   3,400               48,552
                                    EXCO Resources, Inc. (a)                                            61,400            1,002,048
                                    Endeavour International Corp. (a)                                   46,900               61,908
                                    Energy Partners Ltd. (a)                                            13,137              113,898
                                    Energy XXI Bermuda Ltd.                                             46,200              140,448
                                    FX Energy, Inc. (a)                                                 16,600              123,504
                                    Gasco Energy, Inc. (a)                                              38,600               70,252
                                    GeoGlobal Resources, Inc. (a)(b)                                    16,300               41,076
                                    GeoResources, Inc. (a)                                               2,300               26,358
                                    Geokinetics, Inc. (a)                                                2,600               49,400
                                    Goodrich Petroleum Corp. (a)                                         9,300              405,387
                                    Gran Tierra Energy, Inc. (a)                                        39,400              146,174
                                    Grey Wolf, Inc. (a)                                                 73,843              574,499
                                    Gulfport Energy Corp. (a)                                           10,800              108,540
                                    Harvest Natural Resources, Inc. (a)                                 14,600              147,752
                                    Houston American Energy Corp.                                        6,200               39,184
                                    McMoRan Exploration Co. (a)(b)                                      23,900              564,996
                                    Meridian Resource Corp. (a)                                         31,911               58,716
                                    Northern Oil And Gas, Inc. (a)                                       8,100               65,853
                                    Oilsands Quest, Inc. (a)                                            68,100              203,619
                                    Panhandle Oil & Gas Inc.                                             3,000               85,890
                                    Parallel Petroleum Corp. (a)                                        17,100              161,082
                                    Petroleum Development Corp. (a)                                      6,100              270,657
                                    Petroquest Energy, Inc. (a)(b)                                      17,900              274,765
                                    Pioneer Drilling Co. (a)                                            20,600              273,980
                                    PrimeEnergy Corp. (a)                                                  300               22,200
                                    Quest Resource Corp. (a)                                             9,800               26,068
                                    Rex Energy Corp. (a)                                                 6,900              108,744
                                    Rosetta Resources, Inc. (a)                                         21,200              389,232
                                    Stone Energy Corp. (a)                                              13,098              554,438
                                    Swift Energy Co. (a)                                                11,917              461,069
                                    TXCO Resources, Inc. (a)                                            14,500              145,580
                                    Toreador Resources Corp. (a)(b)                                      7,000               62,930
                                    Tri-Valley Corp. (a)(b)                                              9,300               58,962

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Venoco, Inc. (a)                                                     8,400         $    109,200
                                    VeraSun Energy Corp. (a)(b)                                         42,380              132,649
                                    Warren Resources, Inc. (a)                                          24,100              240,518
                                    Western Refining, Inc. (b)                                          12,300              124,353
                                                                                                                       ------------
                                                                                                                         12,976,971
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%     Delta Petroleum Corp. (a)                                           25,700              349,006
                                    GMX Resources Inc. (a)                                               6,900              329,820
                                    Ram Energy Resources, Inc. (a)                                      15,500               44,795
                                                                                                                       ------------
                                                                                                                            723,621
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International       Vaalco Energy, Inc. (a)                                             24,400              166,896
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%            Ferro Corp.                                                         18,076              363,328
                                    H.B. Fuller Co.                                                     20,680              431,592
                                                                                                                       ------------
                                                                                                                            794,920
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                        AbitibiBowater, Inc. (b)                                            21,944               84,923
                                    Albany International Corp. Class A                                  12,274              335,448
                                    Boise, Inc. (a)                                                     14,600               22,776
                                    Buckeye Technologies, Inc. (a)                                      16,198              132,662
                                    Kapstone Paper and Packaging Corp. (a)(b)                            7,400               46,990
                                    Mercer International, Inc.-Sbi (a)                                  12,400               45,384
                                    Multi-Color Corp.                                                    3,950               94,366
                                    Neenah Paper, Inc.                                                   6,000              118,800
                                    P.H. Glatfelter Co.                                                 18,701              253,212
                                    Rock-Tenn Co. Class A                                               15,780              630,884
                                    Verso Paper Corp.                                                    5,800               15,312
                                    Wausau Paper Corp.                                                  18,242              184,791
                                                                                                                       ------------
                                                                                                                          1,965,548
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                     Spartech Corp.                                                      12,654              125,275
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                 American Ecology Corp.                                               6,700              185,389
Environmental Services - 0.3%       Darling International, Inc. (a)                                     33,700              374,407
                                    EnergySolutions, Inc.                                               13,700              137,000
                                    Fuel Tech, Inc. (a)(b)                                               7,300              132,057
                                    Headwaters, Inc. (a)                                                17,346              231,569
                                    Met-Pro Corp.                                                        6,200               90,458
                                    Metalico, Inc. (a)(b)                                               10,000               59,000
                                    Team, Inc. (a)                                                       7,600              274,512
                                                                                                                       ------------
                                                                                                                          1,484,392
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment -      Regal-Beloit Corp.                                                  13,251              563,433
0.1%                                Synthesis Energy Systems, Inc. (a)                                   8,600               41,710
                                                                                                                       ------------
                                                                                                                            605,143
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services         Bowne & Co., Inc.                                                   11,082              127,997
- 0.2%                              Cenveo, Inc. (a)                                                    19,800              152,262
                                    Schawk, Inc.                                                         5,500               83,160
                                    VistaPrint Ltd. (a)                                                 18,200              597,688
                                                                                                                       ------------
                                                                                                                            961,107
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology               ATMI, Inc. (a)                                                      13,257         $    238,361
Equipment - 1.1%                    Axcelis Technologies, Inc. (a)                                      44,800               76,160
                                    Brooks Automation, Inc. (a)                                         26,178              218,848
                                    Cognex Corp.                                                        17,356              349,897
                                    Cymer, Inc. (a)                                                     11,800              298,894
                                    Dionex Corp. (a)                                                     7,531              478,595
                                    Electro Scientific Industries, Inc. (a)                             11,161              158,709
                                    Emcore Corp. (a)(b)                                                 30,300              149,682
                                    Entegris, Inc. (a)                                                  47,199              228,443
                                    Esterline Technologies Corp. (a)                                    12,190              482,602
                                    FEI Co. (a)                                                         15,055              358,460
                                    Intevac, Inc. (a)                                                    9,000               95,760
                                    K-Tron International, Inc. (a)                                       1,000              128,830
                                    Kulicke & Soffa Industries, Inc. (a)                                22,156               99,924
                                    LTX-Credence Corp. (a)                                              57,003               99,185
                                    MTS Systems Corp.                                                    7,200              303,120
                                    Mattson Technology, Inc. (a)                                        20,399               96,487
                                    Photon Dynamics, Inc. (a)                                            8,300              127,405
                                    Photronics, Inc. (a)                                                17,279               32,485
                                    Rofin-Sinar Technologies, Inc. (a)                                  12,300              376,503
                                    Rudolph Technologies, Inc. (a)                                      12,673              106,200
                                    Ultra Clean Holdings, Inc. (a)                                       8,000               40,320
                                    Ultratech, Inc. (a)                                                  9,690              117,249
                                                                                                                       ------------
                                                                                                                          4,662,119
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%    Consolidated Graphics, Inc. (a)                                      4,100              124,353
                                    Courier Corp.                                                        3,750               76,350
                                    GateHouse Media, Inc. (b)                                           10,640                5,214
                                    Idearc, Inc.                                                        50,700               63,375
                                    Martha Stewart Living Omnimedia, Inc. Class A (a)                    8,882               75,586
                                    Playboy Enterprises, Inc. Class B (a)                               10,107               39,822
                                    Primedia, Inc.                                                      10,300               25,029
                                    Scholastic Corp.                                                     9,960              255,773
                                                                                                                       ------------
                                                                                                                            665,502
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%       AH Belo Corp.                                                        7,980               41,177
                                    Belo Corp. Class A                                                  36,800              219,328
                                    Dolan Media Co. (a)                                                  9,500               95,855
                                    Journal Communications, Inc. Class A                                17,400               84,912
                                    Lee Enterprises, Inc. (b)                                           18,400               64,400
                                    McClatchy Co. Class A (b)                                           21,400               94,160
                                    Media General, Inc. Class A (b)                                      9,400              116,842
                                                                                                                       ------------
                                                                                                                            716,674
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.2%      CKX, Inc. (a)                                                       23,500              144,760
                                    Citadel Broadcasting Corp. (a)                                      74,730               58,289
                                    Cox Radio, Inc. Class A (a)                                          8,700               91,872
                                    Cumulus Media, Inc. Class A (a)                                     13,900               59,214
                                    Entercom Communications Corp.                                       10,600               53,212

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Fisher Communications, Inc.                                          2,800         $    110,320
                                    Gray Television, Inc.                                               19,500               33,540
                                    Lin TV Corp. Class A (a)                                            11,000               56,760
                                    Outdoor Channel Holdings, Inc. (a)                                   6,600               58,080
                                    RHI Entertainment, Inc. (a)                                          4,500               67,050
                                    Sinclair Broadcast Group, Inc. Class A                              21,664              109,187
                                    Westwood One, Inc. (a)                                              33,700               18,535
                                    World Wrestling Entertainment, Inc.                                  8,796              135,986
                                                                                                                       ------------
                                                                                                                            996,805
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.3%           American Railcar Industries, Inc.                                    3,600               57,744
                                    Freightcar America, Inc.                                             4,900              143,423
                                    Greenbrier Cos., Inc.                                                6,800              132,668
                                    Westinghouse Air Brake Technologies Corp.                           19,439              995,860
                                                                                                                       ------------
                                                                                                                          1,329,695
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                    Genesee & Wyoming, Inc. Class A (a)                                 12,675              475,566
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                  AMREP Corp. (a)(b)                                                     700               29,687
                                    Avatar Holdings, Inc. (a)(b)                                         2,500               82,500
                                    Bluegreen Corp. (a)                                                  5,300               36,623
                                    Cogdell Spencer, Inc.                                                4,400               70,576
                                    Consolidated-Tomoka Land Co.                                         2,200               95,018
                                    FX Real Estate and Entertainment, Inc. (a)                           3,220                3,349
                                    Forestar Real Estate Group, Inc. (a)                                14,700              216,825
                                    Griffin Land & Nurseries, Inc.                                       1,400               51,912
                                    Grubb & Ellis Co.                                                   14,200               38,340
                                    Hilltop Holdings, Inc. (a)                                          18,572              191,663
                                    Meruelo Maddux Properties, Inc. (a)                                 17,380               21,204
                                    Resource Capital Corp.                                               8,800               53,328
                                    Stratus Properties, Inc. (a)                                         2,000               55,040
                                    Tejon Ranch Co. (a)(b)                                               4,615              171,447
                                    Thomas Properties Group, Inc.                                        9,900               99,990
                                                                                                                       ------------
                                                                                                                          1,217,502
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       Acadia Realty Trust                                                 13,301              336,249
(REITs) - 6.0%                      Agree Realty Corp.                                                   3,200               91,520
                                    Alexander's, Inc.                                                      867              346,800
                                    American Campus Communities, Inc.                                   16,603              562,510
                                    American Capital Agency Corp.                                        3,300               57,156
                                    Anthracite Capital, Inc. (d)                                        24,100              129,176
                                    Anworth Mortgage Asset Corp.                                        34,100              201,872
                                    Arbor Realty Trust, Inc. (b)                                         5,900               59,000
                                    Ashford Hospitality Trust, Inc.                                     49,380              199,989
                                    Associated Estates Realty Corp.                                      6,000               78,180
                                    BioMed Realty Trust, Inc.                                           29,620              783,449
                                    CapLease, Inc.                                                      18,500              146,705
                                    Capital Trust, Inc. (b)                                              6,900              106,950
                                    Capstead Mortgage Corp.                                             22,100              241,995
                                    Care Investment Trust, Inc.                                          5,500               63,140

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Cedar Shopping Centers, Inc.                                        15,800         $    208,876
                                    Chimera Investment Corp.                                            13,900               86,319
                                    Colonial Properties Trust                                           19,600              366,324
                                    Corporate Office Properties Trust                                   16,100              649,635
                                    Cousins Properties, Inc. (b)                                        18,700              471,801
                                    DCT Industrial Trust, Inc.                                          70,910              531,116
                                    DiamondRock Hospitality Co.                                         39,150              356,265
                                    Dupont Fabros Technology, Inc.                                       4,900               74,725
                                    Eastgroup Properties, Inc.                                          10,327              501,273
                                    Education Realty Trust, Inc.                                        11,800              130,744
                                    Entertainment Properties Trust                                      12,680              693,850
                                    Equity Lifestyle Properties, Inc.                                    8,394              445,134
                                    Equity One, Inc.                                                    13,300              272,517
                                    Extra Space Storage, Inc.                                           32,850              504,576
                                    FelCor Lodging Trust, Inc.                                          25,970              185,945
                                    First Industrial Realty Trust, Inc.                                 18,300              524,844
                                    First Potomac Realty Trust                                          10,100              173,619
                                    Franklin Street Properties Corp.                                    24,400              317,200
                                    Friedman Billings Ramsey Group, Inc. Class A                        60,800              121,600
                                    Getty Realty Corp.                                                   7,200              159,624
                                    Glimcher Realty Trust                                               15,656              163,449
                                    Gramercy Capital Corp.                                              17,202               44,553
                                    Hatteras Financial Corp.                                             4,700              109,040
                                    Healthcare Realty Trust, Inc.                                       23,200              676,280
                                    Hersha Hospitality Trust                                            17,100              127,224
                                    Highwoods Properties, Inc.                                          25,300              899,668
                                    Home Properties, Inc.                                               12,620              731,329
                                    Inland Real Estate Corp.                                            23,700              371,853
                                    Investors Real Estate Trust                                         23,700              265,203
                                    JER Investors Trust, Inc.                                            9,400               45,308
                                    Kite Realty Group Trust                                              8,340               91,740
                                    LTC Properties, Inc.                                                 9,500              278,540
                                    LaSalle Hotel Properties                                            16,620              387,578
                                    Lexington Corporate Properties Trust                                19,992              344,262
                                    MFA Mortgage Investments, Inc.                                      78,000              507,000
                                    Maguire Properties, Inc.                                            15,800               94,168
                                    Medical Properties Trust, Inc.                                      27,400              310,990
                                    Mid-America Apartment Communities, Inc.                             10,829              532,137
                                    Mission West Properties, Inc.                                        8,100               78,894
                                    Monmouth Real Estate Investment Corp. Class A                        8,200               63,878
                                    National Health Investors, Inc.                                      9,229              315,447
                                    National Retail Properties, Inc.                                    29,675              710,716
                                    Newcastle Investment Corp. (b)                                      21,800              138,430
                                    NorthStar Realty Finance Corp. (b)                                  23,000              178,250
                                    Omega Healthcare Investors, Inc.                                    32,300              635,018
                                    One Liberty Properties, Inc.                                         3,300               58,311
                                    PS Business Parks, Inc.                                              6,208              357,581

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Parkway Properties, Inc.                                             6,304         $    238,669
                                    Pennsylvania Real Estate Investment Trust                           14,532              273,928
                                    Post Properties, Inc.                                               18,186              508,662
                                    Potlatch Corp.                                                      16,247              753,698
                                    RAIT Investment Trust (b)                                           25,610              140,599
                                    Ramco-Gershenson Properties Trust                                    6,500              145,730
                                    Realty Income Corp. (b)                                             41,800            1,070,080
                                    Redwood Trust, Inc. (b)                                             13,595              295,419
                                    Saul Centers, Inc.                                                   3,922              198,218
                                    Senior Housing Properties Trust                                     45,914            1,094,131
                                    Sovran Self Storage, Inc.                                            8,980              401,316
                                    Strategic Hotel Capital, Inc.                                       30,700              231,785
                                    Sun Communities, Inc.                                                6,743              133,579
                                    Sunstone Hotel Investors, Inc.                                      22,300              301,050
                                    Tanger Factory Outlet Centers, Inc.                                 12,622              552,717
                                    U-Store-It Trust                                                    20,470              251,167
                                    Universal Health Realty Income Trust                                 4,927              191,660
                                    Urstadt Biddle Properties, Inc. Class A                              7,900              148,125
                                    Washington Real Estate Investment Trust                             20,165              738,644
                                    Winthrop Realty Trust, Inc.                                         18,700               72,930
                                                                                                                       ------------
                                                                                                                         26,439,632
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles &             Fleetwood Enterprises, Inc. (a)                                     26,499               27,029
Boats - 0.2%                        Marine Products Corp.                                                3,175               26,353
                                    Polaris Industries, Inc. (b)                                        13,100              595,919
                                    Winnebago Industries, Inc. (b)                                      11,990              154,911
                                                                                                                       ------------
                                                                                                                            804,212
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:          Aircastle Ltd. (b)                                                  19,300              191,263
Commercial - 0.2%                   Electro Rent Corp.                                                   8,853              118,896
                                    H&E Equipment Services, Inc. (a)                                     6,800               65,688
                                    McGrath RentCorp                                                     9,810              282,724
                                                                                                                       ------------
                                                                                                                            658,571
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:          Aaron Rents, Inc. (c)                                               18,793              508,726
Consumer - 0.3%                     Amerco, Inc. (a)                                                     3,900              163,527
                                    Dollar Thrifty Automotive Group, Inc. (a)                            7,195               13,886
                                    RSC Holdings, Inc. (a)                                              19,700              223,792
                                    Rent-A-Center, Inc. (a)                                             26,600              592,648
                                                                                                                       ------------
                                                                                                                          1,502,579
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.3%                  AFC Enterprises, Inc. (a)                                           10,400               75,504
                                    BJ's Restaurants, Inc. (a)                                           7,200               85,968
                                    Bob Evans Farms, Inc.                                               12,780              348,766
                                    Buffalo Wild Wings, Inc. (a)                                         7,050              283,692
                                    CBRL Group, Inc.                                                     8,400              220,920
                                    CEC Entertainment, Inc. (a)                                          8,750              290,500
                                    CKE Restaurants, Inc.                                               21,600              228,960
                                    California Pizza Kitchen, Inc. (a)                                   8,650              111,326
                                    The Cheesecake Factory, Inc. (a)                                    26,300              384,506

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Denny's Corp. (a)                                                   39,100         $    100,878
                                    DineEquity, Inc. (b)                                                 7,148              120,515
                                    Domino's Pizza, Inc. (a)                                            16,250              197,275
                                    Einstein Noah Restaurant Group, Inc. (a)                             1,600               16,128
                                    Jack in the Box, Inc. (a)                                           24,236              511,380
                                    Krispy Kreme Doughnuts, Inc. (a)                                    23,300               76,890
                                    Landry's Restaurants, Inc.                                           5,496               85,463
                                    Luby's, Inc. (a)                                                     8,900               71,556
                                    O'Charleys, Inc.                                                     7,484               65,485
                                    P.F. Chang's China Bistro, Inc. (a)                                  9,108              214,402
                                    Papa John's International, Inc. (a)                                  8,996              244,331
                                    Red Robin Gourmet Burgers, Inc. (a)                                  6,300              168,840
                                    Ruby Tuesday, Inc. (a)                                              21,400              123,906
                                    Ruth's Hospitality Group, Inc. (a)                                   9,200               36,156
                                    Sonic Corp. (a)                                                     24,720              360,170
                                    The Steak n Shake Co. (a)                                           11,428               99,195
                                    Texas Roadhouse, Inc. Class A (a)                                   21,600              194,184
                                    Wendy's                                                            165,652              871,330
                                                                                                                       ------------
                                                                                                                          5,588,226
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.1%                       1-800-FLOWERS.COM, Inc. Class A (a)                                 10,824               65,160
                                    99 Cents Only Stores (a)                                            17,900              196,363
                                    America's Car Mart, Inc. (a)                                         3,300               61,347
                                    Asbury Automotive Group, Inc.                                       13,200              152,064
                                    Aeropostale, Inc. (a)                                               26,975              866,167
                                    bebe Stores, Inc.                                                   15,900              155,343
                                    Bidz.com, Inc. (a)(b)                                                2,400               20,784
                                    Big 5 Sporting Goods Corp.                                           9,000               92,880
                                    Blockbuster, Inc. Class A (a)(b)                                    73,000              149,650
                                    Blue Nile, Inc. (a)(b)                                               5,500              235,785
                                    Borders Group, Inc.                                                 25,000              164,000
                                    Brown Shoe Co., Inc.                                                17,527              287,092
                                    The Buckle, Inc.                                                     5,973              331,740
                                    Build-A-Bear Workshop, Inc. (a)                                      7,500               54,600
                                    Cabela's, Inc. Class A (a)                                          16,200              195,696
                                    Cache, Inc. (a)                                                      4,650               31,946
                                    Casual Male Retail Group, Inc. (a)                                  14,500               56,985
                                    The Cato Corp. Class A                                              11,395              199,982
                                    Central Garden & Pet Co. Class A (a)                                26,634              158,472
                                    Charlotte Russe Holding, Inc. (a)                                    8,500               87,125
                                    Charming Shoppes, Inc. (a)                                          46,840              229,048
                                    Chico's FAS, Inc. (a)                                               72,900              398,763
                                    The Children's Place Retail Stores, Inc. (a)                         9,485              316,325
                                    Christopher & Banks Corp.                                           14,528              111,430
                                    Circuit City Stores, Inc. (b)                                       69,600               52,896
                                    Coldwater Creek, Inc. (a)                                           23,500              136,065
                                    Collective Brands, Inc. (a)                                         26,400              483,384
                                    Conn's, Inc. (a)(b)                                                  4,000               74,840

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Dillard's, Inc. Class A (b)                                         22,200         $    261,960
                                    Dress Barn, Inc. (a)                                                18,590              284,241
                                    drugstore.com, Inc. (a)                                             34,400               80,840
                                    Ezcorp, Inc. (a)                                                    15,900              298,920
                                    FGX International Holdings Ltd. (a)                                  5,700               63,099
                                    Fred's, Inc.                                                        16,535              235,128
                                    GSI Commerce, Inc. (a)                                               9,700              150,156
                                    Gaiam, Inc. (a)                                                      7,400               78,440
                                    Genesco, Inc. (a)                                                    8,238              275,808
                                    Group 1 Automotive, Inc.                                             8,732              189,746
                                    Gymboree Corp. (a)                                                  11,258              399,659
                                    Hibbett Sports, Inc. (a)                                            11,075              221,722
                                    Hot Topic, Inc. (a)                                                 18,081              119,515
                                    Insight Enterprises, Inc. (a)                                       19,398              260,127
                                    Jo-Ann Stores, Inc. (a)                                             10,505              220,395
                                    Jos. A. Bank Clothiers, Inc. (a)(b)                                  7,033              236,309
                                    Lawson Products, Inc.                                                1,888               52,203
                                    Lumber Liquidators, Inc. (a)                                         3,900               48,984
                                    MarineMax, Inc. (a)(b)                                               6,800               49,164
                                    Men's Wearhouse, Inc.                                               21,300              452,412
                                    New York & Co. (a)                                                   9,300               88,722
                                    Overstock.com, Inc. (a)(b)                                           6,400              126,784
                                    PC Connection, Inc. (a)                                              2,900               19,401
                                    PC Mall, Inc. (a)                                                    4,600               31,418
                                    Pacific Sunwear of California, Inc. (a)                             28,900              194,497
                                    The Pantry, Inc. (a)                                                 9,200              194,948
                                    The Pep Boys - Manny, Moe & Jack                                    17,410              107,594
                                    PetMed Express, Inc. (a)                                             9,800              153,860
                                    Pier 1 Imports, Inc. (a)                                            36,699              151,567
                                    PriceSmart, Inc.                                                     6,000              100,440
                                    Retail Ventures, Inc. (a)                                           11,800               46,020
                                    Rush Enterprises, Inc. Class A (a)                                  13,900              177,920
                                    Russ Berrie & Co., Inc. (a)                                          6,147               47,147
                                    Sally Beauty Co., Inc. (a)                                          39,000              335,400
                                    School Specialty, Inc. (a)                                           8,154              254,323
                                    Shutterfly, Inc. (a)                                                 8,100               77,841
                                    Sonic Automotive, Inc.                                              10,800               91,368
                                    Stage Stores, Inc.                                                  15,850              216,511
                                    Stamps.com, Inc. (a)                                                 6,003               70,055
                                    Stein Mart, Inc.                                                    10,424               40,758
                                    Syms Corp. (a)                                                       2,700               36,477
                                    Systemax, Inc.                                                       4,600               64,676
                                    The Talbots, Inc.                                                   10,100              132,310
                                    Tractor Supply Co. (a)                                              13,200              555,060
                                    Tuesday Morning Corp. (a)                                           12,390               51,171
                                    Tween Brands, Inc. (a)                                               8,866               86,798
                                    Volcom, Inc. (a)                                                     7,500              129,600

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    The Wet Seal, Inc. Class A (a)                                      38,000         $    137,940
                                    Zale Corp. (a)(b)                                                   13,200              330,000
                                    Zumiez, Inc. (a)                                                     8,100              133,488
                                                                                                                       ------------
                                                                                                                         13,528,854
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.2%               Anchor Bancorp Wisconsin, Inc.                                       7,837               57,602
                                    Bank Mutual Corp.                                                   19,938              226,296
                                    Berkshire Hills Bancorp, Inc.                                        4,300              137,600
                                    Brookline Bancorp, Inc.                                             24,087              308,073
                                    Brooklyn Federal Bancorp, Inc.                                       2,600               38,454
                                    Danvers Bancorp, Inc.                                                7,400               94,350
                                    Dime Community Bancshares, Inc.                                      9,749              148,380
                                    Downey Financial Corp. (b)                                          10,000               28,000
                                    ESSA Bancorp, Inc.                                                   7,000               97,300
                                    First Financial Holdings, Inc.                                       4,826              126,345
                                    First Financial Northwest, Inc.                                      9,400               97,008
                                    First Niagara Financial Group, Inc.                                 45,353              714,310
                                    First Place Financial Corp.                                          7,500               96,375
                                    FirstFed Financial Corp. (a)(b)                                      4,900               38,416
                                    Flagstar Bancorp, Inc.                                              18,150               54,087
                                    Flushing Financial Corp.                                             8,875              155,313
                                    Guaranty Financial Group, Inc. (a)(b)                               15,300               60,435
                                    Home Federal Bancorp, Inc.                                           2,700               34,425
                                    IBERIABANK Corp.                                                     5,350              282,748
                                    Kearny Financial Corp.                                               7,300               89,352
                                    Meridian Interstate Bancorp, Inc. (a)                                4,300               43,903
                                    NASB Financial, Inc.                                                   900               29,241
                                    NewAlliance Bancshares, Inc.                                        44,900              674,847
                                    Northwest Bancorp, Inc.                                              7,067              194,625
                                    OceanFirst Financial Corp.                                           3,700               67,044
                                    Ocwen Financial Corp. (a)                                           13,265              106,783
                                    Provident Financial Services, Inc.                                  24,658              407,104
                                    Provident New York Bancorp                                          16,589              219,307
                                    Rockville Financial, Inc.                                            3,000               47,250
                                    Roma Financial Corp.                                                 3,200               47,200
                                    Sterling Financial Corp.                                            20,143              292,074
                                    United Community Financial Corp.                                     9,061               45,305
                                    ViewPoint Financial Group                                            4,600               80,500
                                    W Holding Co., Inc. (b)                                             49,833               26,910
                                    Westfield Financial, Inc.                                           13,112              135,054
                                                                                                                       ------------
                                                                                                                          5,302,016
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &              Diamond Hill Investments Group (a)                                     800               71,936
Services - 0.5%                     GFI Group, Inc.                                                     27,300              128,583
                                    Gladstone Investment Corp.                                          11,000               75,680
                                    International Assets Holding Corp., Inc. (a)                         1,700               40,987
                                    KBW, Inc. (a)(b)                                                    10,800              355,752
                                    Knight Capital Group, Inc. Class A (a)                              37,400              555,764

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    LaBranche & Co., Inc. (a)                                           21,100         $     94,950
                                    Ladenburg Thalmann Financial Services, Inc. (a)                     42,000               75,600
                                    MarketAxess Holdings, Inc. (a)                                      12,800              103,296
                                    optionsXpress Holdings, Inc.                                        17,500              339,850
                                    Penson Worldwide, Inc. (a)                                           6,900               95,703
                                    SWS Group, Inc.                                                     10,006              201,721
                                    Thomas Weisel Partners Group, Inc. (a)                               9,200               77,556
                                                                                                                       ------------
                                                                                                                          2,217,378
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.4%         ABM Industries, Inc.                                                18,070              394,649
                                    AMN Healthcare Services, Inc. (a)                                   14,005              246,068
                                    Administaff, Inc.                                                    8,861              241,196
                                    The Advisory Board Co. (a)                                           7,200              217,152
                                    Ambassadors Group, Inc.                                              7,900              125,689
                                    CBIZ, Inc. (a)                                                      18,453              155,928
                                    CDI Corp.                                                            5,501              122,837
                                    CRA International, Inc. (a)                                          4,500              123,660
                                    Casella Waste Systems, Inc. (a)                                      9,278              108,924
                                    Chemed Corp.                                                         9,772              401,238
                                    CoStar Group, Inc. (a)(b)                                            8,050              365,390
                                    Coinstar, Inc. (a)                                                  11,492              367,744
                                    Cornell Cos., Inc. (a)                                               4,600              125,028
                                    Cross Country Healthcare, Inc. (a)                                  12,700              206,883
                                    Dice Holdings, Inc. (a)                                              6,500               46,150
                                    DynCorp. International, Inc. (a)                                    10,200              170,952
                                    Exponent, Inc. (a)                                                   6,104              201,981
                                    First Advantage Corp. Class A (a)                                    4,200               59,010
                                    Forrester Research, Inc. (a)                                         6,381              187,091
                                    G&K Services, Inc. Class A                                           8,177              270,250
                                    The Geo Group, Inc. (a)                                             21,100              426,431
                                    Gevity HR, Inc.                                                     11,400               82,992
                                    Global Sources Ltd. (a)                                              7,020               70,691
                                    Global Traffic Network, Inc. (a)                                     4,900               45,423
                                    Heidrick & Struggles International, Inc.                             7,058              212,799
                                    Hudson Highland Group, Inc. (a)                                     10,300               71,585
                                    ICF International, Inc. (a)                                          2,700               53,325
                                    ICT Group, Inc. (a)                                                  4,100               33,005
                                    IKON Office Solutions, Inc.                                         33,500              569,835
                                    Jackson Hewitt Tax Service, Inc.                                    11,700              179,478
                                    Kelly Services, Inc. Class A                                        10,868              207,035
                                    Kforce, Inc. (a)                                                    12,700              129,667
                                    The Knot, Inc. (a)                                                  11,700               97,695
                                    Korn/Ferry International (a)                                        19,168              341,574
                                    Liquidity Services, Inc. (a)                                         6,000               65,100
                                    MAXIMUS, Inc.                                                        7,704              283,815
                                    MPS Group, Inc. (a)                                                 39,005              393,170
                                    Midas, Inc. (a)                                                      5,742               79,010
                                    Monro Muffler, Inc.                                                  6,750              155,655

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Navigant Consulting, Inc. (a)                                       19,923         $    396,268
                                    Net 1 UEPS Technologies, Inc. (a)                                   18,600              415,338
                                    Nutri/System, Inc. (b)                                              12,600              223,272
                                    On Assignment, Inc. (a)                                             14,600              115,048
                                    Orbitz Worldwide, Inc. (a)                                          14,600               85,702
                                    PHH Corp. (a)                                                       22,364              297,218
                                    PRG-Schultz International, Inc. (a)                                  6,200               55,552
                                    People Support, Inc. (a)                                             8,700              101,703
                                    Perficient, Inc. (a)                                                13,200               87,648
                                    Pre-Paid Legal Services, Inc. (a)                                    3,260              134,508
                                    The Providence Service Corp. (a)                                     5,000               49,000
                                    Regis Corp.                                                         17,800              489,500
                                    Resources Connection, Inc. (a)                                      18,832              424,285
                                    Rollins, Inc.                                                       17,153              325,564
                                    Spherion Corp. (a)                                                  22,629              110,203
                                    Standard Parking Corp. (a)                                           3,600               79,992
                                    Steiner Leisure Ltd. (a)                                             6,700              230,346
                                    TeleTech Holdings, Inc. (a)                                         16,189              201,391
                                    Tetra Tech, Inc. (a)                                                24,331              585,404
                                    TrueBlue, Inc. (a)                                                  18,322              296,084
                                    Unifirst Corp.                                                       5,900              254,231
                                    Viad Corp.                                                           8,600              247,594
                                    Volt Information Sciences, Inc. (a)                                  5,238               47,037
                                    Waste Connections, Inc. (a)                                         27,427              940,746
                                    Waste Services, Inc. (a)                                             8,533               63,230
                                    Watson Wyatt Worldwide, Inc.                                        17,615              875,994
                                    World Fuel Services Corp.                                           11,900              274,057
                                                                                                                       ------------
                                                                                                                         15,043,020
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.7%                     American Commercial Lines, Inc. (a)                                 14,800              157,472
                                    Arlington Tankers Ltd.                                               5,300               81,514
                                    DHT Maritime, Inc.                                                  16,200              108,864
                                    Eagle Bulk Shipping, Inc.                                           19,300              269,042
                                    Genco Shipping & Trading Ltd.                                        9,700              322,428
                                    General Maritime Corp. (b)                                          11,000              214,280
                                    Golar LNG Ltd.                                                      14,600              193,888
                                    Gulfmark Offshore, Inc. (a)                                          8,800              394,944
                                    Horizon Lines, Inc. Class A (b)                                     12,400              122,388
                                    International Shipholding Corp. (a)                                  2,500               54,750
                                    Knightsbridge Tankers Ltd.                                           7,100              187,937
                                    Nordic American Tanker Shipping Ltd. (b)                            14,200              455,252
                                    Ship Finance International Ltd. (b)                                 17,400              375,144
                                    TBS International Ltd. (a)                                           4,300               57,878
                                                                                                                       ------------
                                                                                                                          2,995,781
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.7%                        Crocs, Inc. (a)(b)                                                  32,400              115,992
                                    DSW, Inc. Class A (a)                                                4,800               65,760
                                    Deckers Outdoor Corp. (a)                                            5,200              541,216

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    The Finish Line, Inc. Class A                                       17,580         $    175,624
                                    Iconix Brand Group, Inc. (a)                                        23,800              311,304
                                    K-Swiss, Inc. Class A                                               10,696              186,110
                                    Kenneth Cole Productions, Inc. Class A                               3,692               54,272
                                    Shoe Carnival, Inc. (a)                                              3,700               60,606
                                    Skechers U.S.A., Inc. Class A (a)                                   13,555              228,131
                                    Steven Madden Ltd. (a)                                               7,268              180,101
                                    Timberland Co. Class A (a)                                          19,700              342,189
                                    Weyco Group, Inc.                                                    2,600               87,022
                                    Wolverine World Wide, Inc.                                          20,508              542,642
                                                                                                                       ------------
                                                                                                                          2,890,969
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.1%                        China Precision Steel, Inc. (a)(b)                                   7,100               23,643
                                    General Steel Holdings, Inc. (a)(b)                                  3,800               27,132
                                    Olympic Steel, Inc.                                                  3,700              109,113
                                    Sutor Technology Group Ltd. (a)                                      3,200               10,528
                                    Universal Stainless & Alloy Products, Inc. (a)                       2,800               71,540
                                                                                                                       ------------
                                                                                                                            241,956
-----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                        Imperial Sugar Co. New Shares                                        4,900               66,346
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment -      Airvana, Inc. (a)                                                   10,000               58,900
0.7%                                Applied Signal Technology, Inc.                                      5,200               90,376
                                    Arris Group, Inc. (a)                                               50,600              391,138
                                    Audiovox Corp. Class A (a)                                           6,585               61,701
                                    Belden, Inc.                                                        18,061              574,159
                                    Mastec, Inc. (a)                                                    17,700              235,233
                                    OpNext, Inc. (a)                                                     7,900               36,261
                                    Plantronics, Inc.                                                   20,199              454,881
                                    Polycom, Inc. (a)                                                   35,100              811,863
                                    Powerwave Technologies, Inc. (a)                                    54,277              214,937
                                    Preformed Line Products Co.                                            800               46,672
                                    Symmetricom, Inc. (a)                                               19,000               94,430
                                                                                                                       ------------
                                                                                                                          3,070,551
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%             Interface, Inc. Class A                                             22,021              250,379
                                    Unifi, Inc. (a)                                                     19,300               93,412
                                                                                                                       ------------
                                                                                                                            343,791
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers -    American Apparel, Inc. (a)                                          14,000              114,800
0.8%                                Carter's, Inc. (a)                                                  23,400              461,682
                                    Cherokee, Inc.                                                       3,100               68,138
                                    Columbia Sportswear Co.                                              4,600              193,016
                                    G-III Apparel Group, Ltd. (a)                                        5,500              102,905
                                    J. Crew Group, Inc. (a)(b)                                          16,870              481,976
                                    Lululemon Athletica, Inc. (a)(b)                                     7,400              170,422
                                    Maidenform Brands, Inc. (a)                                          9,300              134,943
                                    Oxford Industries, Inc.                                              5,842              150,899
                                    Perry Ellis International, Inc. (a)                                  4,750               70,823
                                    Quiksilver, Inc. (a)                                                52,100              299,054

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    True Religion Apparel, Inc. (a)(b)                                   7,000         $    180,950
                                    Under Armour, Inc. Class A (a)(b)                                   13,600              431,936
                                    The Warnaco Group, Inc. (a)                                         18,300              828,807
                                                                                                                       ------------
                                                                                                                          3,690,351
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%               Cooper Tire & Rubber Co.                                            24,300              208,980
                                    Titan International, Inc. (b)                                       14,125              301,145
                                                                                                                       ------------
                                                                                                                            510,125
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                      Alliance One International, Inc. (a)                                39,655              150,689
                                    Schweitzer-Mauduit International, Inc.                               6,520              123,815
                                    Star Scientific, Inc. (a)                                           27,600               98,256
                                    Universal Corp.                                                     10,056              493,649
                                    Vector Group Ltd. (b)                                               13,591              240,021
                                                                                                                       ------------
                                                                                                                          1,106,430
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.3%                         Jakks Pacific, Inc. (a)                                             11,330              282,230
                                    Leapfrog Enterprises, Inc. (a)                                      13,646              144,102
                                    Marvel Entertainment, Inc. (a)                                      20,200              689,628
                                                                                                                       ------------
                                                                                                                          1,115,960
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous -      CAI International, Inc. (a)                                          3,000               33,180
0.3%                                Celadon Group, Inc. (a)                                              9,000              103,230
                                    Dynamex, Inc. (a)                                                    3,800              108,148
                                    HUB Group, Inc. Class A (a)                                         15,300              576,045
                                    Odyssey Marine Exploration, Inc. (a)(b)                             19,100               86,714
                                    Pacer International, Inc.                                           14,300              235,521
                                    Textainer Group Holdings Ltd.                                        4,000               60,760
                                    Ultrapetrol Bahamas Ltd. (a)                                        10,300               80,855
                                                                                                                       ------------
                                                                                                                          1,284,453
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                     Arkansas Best Corp. (b)                                              8,741              294,484
                                    Forward Air Corp.                                                   11,932              324,908
                                    Heartland Express, Inc.                                             23,073              358,093
                                    Knight Transportation, Inc.                                         23,662              401,544
                                    Marten Transport Ltd. (a)                                            6,350              123,889
                                    Old Dominion Freight Line, Inc. (a)                                 11,425              323,785
                                    Patriot Transportation Holding, Inc. (a)                               500               39,500
                                    Saia, Inc. (a)                                                       5,581               74,116
                                    Universal Truckload Services, Inc. (a)                               1,800               43,848
                                    Werner Enterprises, Inc.                                            16,400              356,044
                                    YRC Worldwide, Inc. (a)                                             23,600              282,256
                                                                                                                       ------------
                                                                                                                          2,622,467
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 2.0%        Allete, Inc.                                                        10,866              483,537
                                    Avista Corp.                                                        21,875              474,906
                                    Black Hills Corp.                                                   15,900              494,013
                                    CH Energy Group, Inc.                                                6,489              282,726
                                    Central Vermont Public Service Corp.                                 4,300              100,792
                                    Cleco Corp.                                                         24,867              627,892
                                    El Paso Electric Co. (a)                                            18,508              388,668

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    The Empire District Electric Co.                                    13,968         $    298,217
                                    IDACORP, Inc.                                                       18,700              543,983
                                    ITC Holdings Corp.                                                  20,400            1,056,108
                                    MGE Energy, Inc.                                                     9,145              325,105
                                    NorthWestern Corp.                                                  16,100              404,593
                                    Otter Tail Corp.                                                    13,686              420,571
                                    PNM Resources, Inc.                                                 33,300              340,992
                                    Pike Electric Corp. (a)                                              6,900              101,637
                                    Portland General Electric Co.                                       25,800              610,428
                                    UIL Holdings Corp.                                                  10,367              355,899
                                    Unisource Energy Corp.                                              14,183              414,002
                                    Westar Energy, Inc.                                                 42,000              967,680
                                                                                                                       ------------
                                                                                                                          8,691,749
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors         Chesapeake Utilities Corp.                                           2,800               92,988
- 1.2%                              EnergySouth, Inc.                                                    2,900              178,147
                                    The Laclede Group, Inc.                                              9,048              438,738
                                    New Jersey Resources Corp.                                          17,361              623,086
                                    Nicor, Inc.                                                         18,000              798,300
                                    Northwest Natural Gas Co.                                           10,899              566,748
                                    Piedmont Natural Gas Co.                                            30,300              968,388
                                    South Jersey Industries, Inc.                                       12,232              436,682
                                    Southwest Gas Corp.                                                 17,890              541,351
                                    WGL Holdings, Inc.                                                  19,800              642,510
                                                                                                                       ------------
                                                                                                                          5,286,938
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications -     Alaska Communications Systems Group, Inc. (b)                       17,900              218,917
1.0%                                Atlantic Tele-Network, Inc.                                          3,900              109,200
                                    Centennial Communications Corp. (a)                                 27,826              173,634
                                    Cincinnati Bell, Inc. (a)                                          100,400              310,236
                                    Consolidated Communications Holdings, Inc.                           9,535              143,788
                                    FairPoint Communications, Inc. (b)                                  36,793              318,995
                                    FiberTower Corp. (a)(b)                                             46,850               64,653
                                    General Communication, Inc. Class A (a)                             18,639              172,597
                                    Global Crossing Ltd. (a)(b)                                         10,800              163,728
                                    Globalstar, Inc. (a)                                                18,000               30,600
                                    Hungarian Telephone & Cable Corp. (a)                                1,300               25,870
                                    ICO Global Communications Holdings Ltd. (a)(b)                      42,700               46,543
                                    IDT Corp. Class B (a)                                               18,200               13,466
                                    Ibasis, Inc.                                                        10,600               36,994
                                    Iowa Telecommunications Services, Inc.                              13,200              246,576
                                    iPCS, Inc. (a)                                                       7,100              158,117
                                    NTELOS Holdings Corp.                                               12,300              330,747
                                    Neutral Tandem, Inc. (a)                                             6,900              127,926
                                    ORBCOMM, Inc. (a)(b)                                                12,200               60,146
                                    PAETEC Holding Corp. (a)                                            51,020              109,693
                                    Premiere Global Services, Inc. (a)                                  25,600              359,936
                                    RCN Corp. (a)                                                       15,500              190,030

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Shenandoah Telecom Co.                                               9,700         $    214,079
                                    TW Telecom, Inc. (a)                                                60,800              631,712
                                    USA Mobility, Inc.                                                   9,620              105,820
                                    Virgin Mobile USA, Inc. (a)                                         10,600               31,164
                                                                                                                       ------------
                                                                                                                          4,395,167
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.3%             American States Water Co.                                            7,085              272,772
                                    California Water Service Group                                       8,096              311,696
                                    Connecticut Water Service, Inc.                                      3,500              101,325
                                    Consolidated Water Co., Inc.                                         6,000              102,120
                                    Middlesex Water Co.                                                  5,500               96,085
                                    SJW Corp.                                                            5,448              163,277
                                    Southwest Water Co.                                                 10,083              128,558
                                                                                                                       ------------
                                                                                                                          1,175,833
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                  Brightpoint, Inc. (a)                                               20,630              148,536
                                    Chindex International Inc. (a)                                       4,600               49,956
                                    Houston Wire & Cable Co.                                             7,400              127,058
                                    MWI Veterinary Supply, Inc. (a)                                      4,200              165,018
                                    Prestige Brands Holdings, Inc. (a)                                  13,900              123,432
                                    United Stationers, Inc. (a)                                          9,169              438,553
                                                                                                                       ------------
                                                                                                                          1,052,553
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks - 96.8%                                                         423,315,674
-----------------------------------------------------------------------------------------------------------------------------------

                                    Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Kelso Capital Corp. (d)                                    4,100               47,273
                                    Gladstone Capital Corp. (b)                                          8,700              132,588
                                    Hercules Technology Growth Capital, Inc.                            13,600              131,920
                                    Kayne Anderson Energy Development Co.                                4,200               71,106
                                    Patriot Capital Funding, Inc.                                        9,800               62,426
                                    Pennantpark Investment Corp.                                         8,500               62,985
                                    Prospect Capital Corp. (b)                                          10,900              139,629
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Mutual Funds - 0.1%                                                               647,927
-----------------------------------------------------------------------------------------------------------------------------------
                                    Warrants (e)
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 0.0%    Lantronix, Inc. (expires 2/09/11)                                      138                    0
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.0%         GreenHunter Energy, Inc. (expires 8/27/11)                             180                    0
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Warrants - 0.0%                                                                         0
-----------------------------------------------------------------------------------------------------------------------------------
                                    Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%         PetroCorp Inc. (Escrow Shares) (a)                                     500                    0
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Other Interests - 0.0%                                                                  0
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $405,992,283) - 96.9%                                                       423,963,601
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                     Beneficial
                                                                                                      Interest
                                    Short-Term Securities                                               (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC Cash Sweep
                                    Series, 2.59% (d)(g)                                               $12,816         $ 12,815,805
                                    BlackRock Liquidity Series, LLC Money Market
                                    Series, 2.66% (d)(g)(h)                                             38,910           38,910,135
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $51,725,940) - 11.8%                                                         51,725,940
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $457,718,223*) - 108.7%                                   475,689,541

                                    Liabilities in Excess of Other Assets - (8.7)%                                      (38,110,784)
                                                                                                                       ------------
                                    Net Assets - 100.0%                                                                $437,578,757
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 463,620,591
                                                                  =============
      Gross unrealized appreciation                               $  80,048,035
      Gross unrealized depreciation                                 (67,979,085)
                                                                  -------------
      Net unrealized appreciation                                 $  12,068,950
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------
                                               Purchase                       Realized
      Affiliate                                  Cost        Sale Cost          Loss           Income
      -------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.               $    61,744    $   166,461     $   (68,727)    $    24,910
      BlackRock Kelso Capital Corp.          $    15,517    $     6,168     $      (524)    $     4,042
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                            --    $20,410,988*             --     $   496,250
      BlackRock Liquidity Series, LLC
         Money Market Series                          --    $44,898,682*             --     $   989,430
      -------------------------------------------------------------------------------------------------
      *     Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------------
                                                                           Unrealized
      Contracts        Issue         Expiration Date     Face Value       Depreciation
      --------------------------------------------------------------------------------
         203     Russell 2000 Index   December 2008      $ 14,367,686      $ (596,166)
      --------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

      -------------------------------------------------------------------------
      Valuation                                Investments in    Other Financial
       Inputs                                    Securities        Instruments*
      -------------------------------------------------------------------------
      Level 1                                   $423,932,632      $   (596,166)
      Level 2                                     51,756,909                --
      Level 3                                             --                --
      -------------------------------------------------------------------------
      Total                                     $475,689,541      $   (596,166)
                                                ===============================

      *     Other financial instruments are futures.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: November 24, 2008